September 2, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Variable Life Account I
EDGAR CIK No. 0000742277; File No. 811-3989
Northwestern Mutual Variable Life Account II
EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account I and Account II, (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ semi-annual report for the period ending June 30, 2016 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	09/01/2016	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	08/19/2016	811-07205
Fidelity VIP Contrafund Portfolio	0000831016	08/24/2016	811-05511
Neuberger Berman Socially Responsive Portfolio	0000736913	08/25/2016	811-04255
Russell Investment Funds	0000824036	08/22/2016	811-05371
Russell Investment Funds – Life Points Variable Target Portfolio Series	0000824036	08/22/2016	811-05371
Credit Suisse Trust Commodity Return Strategy Portfolio	0000941568	09/01/2016	811-07261

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney

Barbara Courtney

Director – Mutual Fund Accounting

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

GO PAPERLESS!
See inside cover for details.

Variable Life

SEMI-ANNUAL REPORTS

June 30, 2016

Northwestern Mutual Variable Life Account
Northwestern Mutual Variable Life Account II

Optimized to contain one or more of the following:*

Northwestern Mutual Series Fund, Inc.
Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Contrafund® Portfolio Service Class 2
Neuberger Berman AMT Socially Responsive Portfolio
Russell Investment Funds
Russell Investment Funds – LifePoints® Variable Target Portfolio Series
Credit Suisse Trust Commodity Return Strategy Portfolio

*See Table of Contents for more information and a list of Prospectus supplements and/or shareholder documents, if any, included herein.

www.northwesternmutual.com
90-1899 (0786) (REV 0816)

Northwestern Mutual®

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Paperless delivery is currently available only for personally owned policies and investments.

Business-related contract/policy documents are not available for eDelivery at this time.

How to get more information

Information on the Internet: www.northwesternmutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our website for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online. To sign up for this service please call 1-866-424-2609 between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday. Your Northwestern Mutual Financial Representative is also available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife and Variable Whole Life, please call 1-866-424-2609, between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Custom Variable Universal Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call 1-866-464-3800, between 7:30 a.m. – 5:00 p.m. Central Time Monday – Friday.

Contents

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report	202 pages

Fidelity® VIP Mid Cap Portfolio - Semi-Annual Report	24 pages

(This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Semi-Annual Report	24 pages

(This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman AMT Socially Responsive Portfolio - Semi-Annual Report	23 pages

(This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Semi-Annual Report	144 pages

(This report follows the end of the Neuberger Berman AMT Socially Responsive Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Semi-Annual Report	90 pages

(This report follows the end of the Russell Investment Funds)

Credit Suisse Trust Commodity Return Strategy Portfolio - Semi-Annual Report	35 pages

(This report follows the end of the Russell Investment Funds - LifePoints® Variable Target Portfolio Series)

Northwestern Mutual Variable Life Account Financial Statements	34 pages

Northwestern Mutual Variable Life Account II Financial Statements	33 pages

Prospectus Supplements and Shareholder Notices	17 pages

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Annual Report December 31, 2015

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account Financial Statements

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$392,700	$138,712	$228,565	$8,935	$1,113,208
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	2	-	-	-	3

Total Assets	392,702	138,712	228,565	8,935	1,113,211

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	52	71	1	-

Total Liabilities	-	52	71	1	-

Total Net Assets	$392,702	$138,660	$228,494	$8,934	$1,113,211

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$35,197	$8,977	$25,478	$278	$152,836
Northwestern Mutual Equity	436	85	404	4	1,674
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	335,511	117,739	187,933	8,073	881,030
Northwestern Mutual Equity	7,668	3,114	4,499	176	19,656
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	6,558	4,319	5,603	286	21,213
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,332	4,426	4,577	117	36,802

Total Net Assets	$392,702	$138,660	$228,494	$8,934	$1,113,211

(1) Investments, at cost	$296,285	$105,378	$179,337	$8,947	$792,866
Mutual Fund Shares Held	139,950	51,797	148,226	8,684	286,835
(2) Accumulation Unit Value	$4.167790	$3.554167	$2.877770	$1.532727	$4.551560
Units Outstanding	82,341	34,003	66,868	5,383	197,885
(3) Accumulation Unit Value	$57.763945	$37.773111	$39.512372	$13.161232	$104.794845
Units Outstanding	114	114	142	22	202
(4) Accumulation Unit Value	$57.763945	$37.773111	$39.512372	$13.161232	$104.794845
Units Outstanding	127	117	116	9	351

The Accompanying Notes are an Integral Part of these Financial Statements.	1

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$10,524	$183,671	$109,243	$450,994	$275,394
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	-	-	23

Total Assets	10,525	183,671	109,243	450,994	275,417

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	7	35	58	-

Total Liabilities	-	7	35	58	-

Total Net Assets	$10,525	$183,664	$109,208	$450,936	$275,417

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$746	$16,252	$8,915	$63,601	$14,051
Northwestern Mutual Equity	7	186	117	894	155
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	9,018	152,841	90,339	367,248	239,810
Northwestern Mutual Equity	189	4,090	2,283	8,470	5,559
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	95	4,190	3,674	4,084	6,958
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	470	6,105	3,880	6,639	8,884

Total Net Assets	$10,525	$183,664	$109,208	$450,936	$275,417

(1) Investments, at cost	$11,428	$131,559	$90,750	$429,652	$230,583
Mutual Fund Shares Held	10,673	129,894	70,117	145,201	155,326
(2) Accumulation Unit Value	$1.577867	$2.135000	$2.394831	$3.699378	$3.709654
Units Outstanding	5,835	73,504	38,676	101,563	66,143
(3) Accumulation Unit Value	$13.331635	$22.929503	$25.451821	$103.425002	$42.560713
Units Outstanding	7	183	144	39	163
(4) Accumulation Unit Value	$13.331635	$22.929503	$25.451821	$103.425002	$42.560713
Units Outstanding	35	266	152	64	209

2	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$57,460	$246,234	$20,836	$156,858	$88,928
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	3	12	-	23	-

Total Assets	57,463	246,246	20,836	156,881	88,928

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	5	-	21

Total Liabilities	-	-	5	-	21

Total Net Assets	$57,463	$246,246	$20,831	$156,881	$88,907

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$3,797	$11,174	$1,995	$11,893	$4,075
Northwestern Mutual Equity	43	128	23	146	60
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	49,454	218,055	17,474	132,086	75,878
Northwestern Mutual Equity	1,313	5,455	380	3,528	2,108
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,019	4,157	596	2,832	3,494
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1,837	7,277	363	6,396	3,292

Total Net Assets	$57,463	$246,246	$20,831	$156,881	$88,907

(1) Investments, at cost	$49,808	$209,373	$22,422	$128,583	$92,032
Mutual Fund Shares Held	37,336	103,765	18,374	74,552	68,459
(2) Accumulation Unit Value	$2.988550	$3.628992	$1.543293	$3.004079	$1.793138
Units Outstanding	16,987	61,590	11,569	45,143	43,492
(3) Accumulation Unit Value	$31.761925	$47.712811	$17.224563	$32.262868	$19.257803
Units Outstanding	32	87	35	88	181
(4) Accumulation Unit Value	$31.761925	$47.712811	$17.224563	$32.262868	$19.257803
Units Outstanding	58	153	21	198	171

The Accompanying Notes are an Integral Part of these Financial Statements.	3

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$24,495	$502,650	$34,728	$171,143	$15,739
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	9	-	28	5	3

Total Assets	24,504	502,650	34,756	171,148	15,742

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	4	-	-	-

Total Liabilities	-	4	-	-	-

Total Net Assets	$24,504	$502,646	$34,756	$171,148	$15,742

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$1,422	$59,124	$1,735	$13,796	$1,672
Northwestern Mutual Equity	33	941	30	232	17
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	20,844	406,375	28,604	116,500	12,297
Northwestern Mutual Equity	485	10,232	644	4,227	278
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,067	11,925	2,346	15,028	577
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	653	14,049	1,397	21,365	901

Total Net Assets	$24,504	$502,646	$34,756	$171,148	$15,742

(1) Investments, at cost	$25,299	$532,665	$42,323	$171,143	$15,784
Mutual Fund Shares Held	28,682	311,818	43,140	171,143	15,311
(2) Accumulation Unit Value	$1.055308	$3.143590	$0.741823	$1.531914	$1.012734
Units Outstanding	20,212	132,526	39,426	78,808	12,418
(3) Accumulation Unit Value	$10.098885	$4.843231	$8.872116	$41.572750	$12.275717
Units Outstanding	106	2,462	264	361	47
(4) Accumulation Unit Value	$10.098885	$4.843231	$8.872116	$41.572750	$12.275717
Units Outstanding	65	2,901	157	514	73

4	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$243,321	$8,137	$7,974	$100,912	$27,617
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	1	2	-

Total Assets	243,321	8,137	7,975	100,914	27,617

Liabilities:
Due to Northwestern Mutual Life Insurance Company	124	36	-	-	71

Total Liabilities	124	36	-	-	71

Total Net Assets	$243,197	$8,101	$7,975	$100,914	$27,546

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$22,702	$447	$366	$7,014	$1,571
Northwestern Mutual Equity	357	8	5	97	20
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	183,392	7,441	6,380	84,375	23,914
Northwestern Mutual Equity	4,913	186	145	2,082	599
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	21,408	19	365	4,801	360
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	10,425	-	714	2,545	1,082

Total Net Assets	$243,197	$8,101	$7,975	$100,914	$27,546

(1) Investments, at cost	$245,724	$8,212	$8,618	$102,951	$30,691
Mutual Fund Shares Held	194,812	7,534	7,594	148,619	27,981
(2) Accumulation Unit Value	$2.673382	$1.345254	$1.036853	$3.275752	$1.138400
Units Outstanding	70,437	5,670	6,292	26,393	21,532
(3) Accumulation Unit Value	$212.549665	$18.898765	$13.593038	$43.377037	$15.597729
Units Outstanding	101	1	27	111	23
(4) Accumulation Unit Value	$212.549665	$18.898765	$13.593038	$43.377037	$15.597729
Units Outstanding	49	-	53	59	69

The Accompanying Notes are an Integral Part of these Financial Statements.	5

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$345,393	$44,285	$-	$-	$-
Fidelity Variable Insurance Products	-	-	162,689	39,554	-
Neuberger Berman Advisers Management Trust	-	-	-	-	4,514
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	6	11	3	-

Total Assets	345,393	44,291	162,700	39,557	4,514

Liabilities:
Due to Northwestern Mutual Life Insurance Company	358	-	-	-	-

Total Liabilities	358	-	-	-	-

Total Net Assets	$345,035	$44,291	$162,700	$39,557	$4,514

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$155,177	$6,015	$14,039	$2,417	$227
Northwestern Mutual Equity	1,593	78	156	26	3
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	171,954	33,855	133,732	33,701	3,468
Northwestern Mutual Equity	4,302	950	3,626	766	84
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	5,950	1,073	5,219	1,461	208
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	6,059	2,320	5,928	1,186	524

Total Net Assets	$345,035	$44,291	$162,700	$39,557	$4,514

(1) Investments, at cost	$366,514	$42,996	$155,508	$36,271	$4,283
Mutual Fund Shares Held	250,103	40,040	5,111	1,189	210
(2) Accumulation Unit Value	$3.310708	$1.899554	$3.964922	$1.546836	$1.499733
Units Outstanding	53,238	18,322	34,643	22,283	2,368
(3) Accumulation Unit Value	$181.609174	$20.400265	$42.137819	$16.824006	$16.199640
Units Outstanding	33	53	124	87	13
(4) Accumulation Unit Value	$181.609174	$20.400265	$42.137819	$16.824006	$16.199640
Units Outstanding	33	114	141	71	32

6	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	203,119	91,737	117,678	85,645	172,180
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	2	-	-	-

Total Assets	203,119	91,739	117,678	85,645	172,180

Liabilities:
Due to Northwestern Mutual Life Insurance Company	21	-	8	69	20

Total Liabilities	21	-	8	69	20

Total Net Assets	$203,098	$91,739	$117,670	$85,576	$172,160

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$9,274	$5,780	$7,209	$5,633	$9,554
Northwestern Mutual Equity	110	68	106	107	112
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	170,709	77,751	97,275	61,660	147,189
Northwestern Mutual Equity	4,511	2,113	2,585	1,707	3,945
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	10,151	3,224	6,489	12,881	5,527
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	8,343	2,803	4,006	3,588	5,833

Total Net Assets	$203,098	$91,739	$117,670	$85,576	$172,160

(1) Investments, at cost	$179,120	$94,135	$120,255	$87,383	$176,220
Mutual Fund Shares Held	12,207	7,095	10,451	8,339	11,705
(2) Accumulation Unit Value	$1.631656	$2.193357	$1.605290	$2.167486	$4.179747
Units Outstanding	107,389	36,411	62,206	29,235	36,159
(3) Accumulation Unit Value	$18.271298	$25.191084	$17.562157	$23.248775	$44.771967
Units Outstanding	556	128	369	554	123
(4) Accumulation Unit Value	$18.271298	$25.191084	$17.562157	$23.248775	$44.771967
Units Outstanding	457	111	228	154	130

The Accompanying Notes are an Integral Part of these Financial Statements.	7

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	3,256	17,503	19,036	8,826	-
Credit Suisse Trust	-	-	-	-	14,876
Due from Northwestern Mutual Life Insurance Company	-	3	-	-	6

Total Assets	3,256	17,506	19,036	8,826	14,882

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	2	-

Total Liabilities	-	-	-	2	-

Total Net Assets	$3,256	$17,506	$19,036	$8,824	$14,882

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$713	$3,488	$3,010	$967	$431
Northwestern Mutual Equity	6	49	43	15	8
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	2,442	13,289	15,299	6,980	12,378
Northwestern Mutual Equity	66	367	452	173	326
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	29	25	1	16	1,065
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	-	288	231	673	674

Total Net Assets	$3,256	$17,506	$19,036	$8,824	$14,882

(1) Investments, at cost	$3,488	$18,901	$20,197	$9,175	$22,191
Mutual Fund Shares Held	333	1,866	2,129	1,066	3,805
(2) Accumulation Unit Value	$1.153913	$1.188804	$1.188862	$1.204105	$4.767003
Units Outstanding	2,173	11,488	13,249	5,941	2,665
(3) Accumulation Unit Value	$13.984420	$13.546956	$12.631574	$11.679451	$4.412123
Units Outstanding	2	2	-	1	241
(4) Accumulation Unit Value	$13.984420	$13.546956	$12.631574	$11.679451	$4.412123
Units Outstanding	-	21	18	58	153

8	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$2,888	$-	$5,037	$84	$18,993
Expenses:
Mortality and expense risk charges	1,714	562	1,028	39	4,855
Taxes	18	4	13	-	79

Total expenses	1,732	566	1,041	39	4,934
Less waived fees	-	-	-	-	-

Net expenses	1,732	566	1,041	39	4,934

Net investment income (loss)	1,156	(566)	3,996	45	14,059

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7,159	3,403	3,518	429	14,053
Realized gain distribution	28,026	14,107	3,559	513	19,937

Realized gains (losses)	35,185	17,510	7,077	942	33,990

Change in unrealized appreciation/(depreciation) of investments during the period	(15,204)	(1,126)	(19,376)	(1,289)	(39,564)

Net increase (decrease) in net assets resulting from operations	$21,137	$15,818	$(8,303)	$(302)	$8,485

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$187	$3,409	$1,972	$192	$3,144
Expenses:
Mortality and expense risk charges	50	807	495	2,101	1,244
Taxes	-	9	5	34	8

Total expenses	50	816	500	2,135	1,252
Less waived fees	-	-	-	-	-

Net expenses	50	816	500	2,135	1,252

Net investment income (loss)	137	2,593	1,472	(1,943)	1,892

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	526	2,778	1,410	5,045	5,364
Realized gain distribution	1,028	-	4,552	43,199	17,956

Realized gains (losses)	1,554	2,778	5,962	48,244	23,320

Change in unrealized appreciation/(depreciation) of investments during the period	(2,190)	(6,299)	(16,053)	(44,630)	(32,917)

Net increase (decrease) in net assets resulting from operations	$(499)	$(928)	$(8,619)	$1,671	$(7,705)

The Accompanying Notes are an Integral Part of these Financial Statements.	9

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$979	$276	$-	$1,137	$1,552
Expenses:
Mortality and expense risk charges	258	1,120	90	714	386
Taxes	2	6	1	6	2

Total expenses	260	1,126	91	720	388
Less waived fees	-	-	-	-	-

Net expenses	260	1,126	91	720	388

Net investment income (loss)	719	(850)	(91)	417	1,164

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,034	4,383	314	4,273	(285)
Realized gain distribution	5,994	13,233	65	9,818	-

Realized gains (losses)	7,028	17,616	379	14,091	(285)

Change in unrealized appreciation/(depreciation) of investments during the period	(8,752)	(16,791)	(841)	(24,363)	(2,835)

Net increase (decrease) in net assets resulting from operations	$(1,005)	$(25)	$(553)	$(9,855)	$(1,956)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$495	$15,935	$315	$12	$100
Expenses:
Mortality and expense risk charges	100	2,340	145	607	58
Taxes	1	33	1	6	1

Total expenses	101	2,373	146	613	59
Less waived fees	-	-	-	-	-

Net expenses	101	2,373	146	613	59

Net investment income (loss)	394	13,562	169	(601)	41

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	487	6,293	(160)	-	6
Realized gain distribution	515	21,480	-	5	-

Realized gains (losses)	1,002	27,773	(160)	5	6

Change in unrealized appreciation/(depreciation) of investments during the period	(1,884)	(54,665)	(4,779)	-	(15)

Net increase (decrease) in net assets resulting from operations	$(488)	$(13,330)	$(4,770)	$(596)	$32

10	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$3,714	$174	$203	$4,818	$1,528
Expenses:
Mortality and expense risk charges	970	36	34	445	117
Taxes	12	-	-	4	1

Total expenses	982	36	34	449	118
Less waived fees	-	-	-	-	-

Net expenses	982	36	34	449	118

Net investment income (loss)	2,732	138	169	4,369	1,410

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	540	223	(236)	45	(21)
Realized gain distribution	1,122	-	-	-	401

Realized gains (losses)	1,662	223	(236)	45	380

Change in unrealized appreciation/(depreciation) of investments during the period	(4,036)	(616)	(162)	(6,187)	(2,540)

Net increase (decrease) in net assets resulting from operations	$358	$(255)	$(229)	$(1,773)	$(750)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$7,029	$886	$433	$327	$26
Expenses:
Mortality and expense risk charges	1,628	195	734	168	17
Taxes	82	3	8	1	-

Total expenses	1,710	198	742	169	17
Less waived fees	-	-	-	-	-

Net expenses	1,710	198	742	169	17

Net investment income (loss)	5,319	688	(309)	158	9

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,242)	666	984	1,342	216
Realized gain distribution	16,393	2,289	20,950	3,492	410

Realized gains (losses)	12,151	2,955	21,934	4,834	626

Change in unrealized appreciation/(depreciation) of investments during the period	(19,365)	(3,931)	(24,866)	(5,033)	(679)

Net increase (decrease) in net assets resulting from operations	$(1,895)	$(288)	$(3,241)	$(41)	$(44)

The Accompanying Notes are an Integral Part of these Financial Statements.	11

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$1,716	$670	$1,415	$2,057	$2,873
Expenses:
Mortality and expense risk charges	862	429	513	315	744
Taxes	5	3	4	3	5

Total expenses	867	432	517	318	749
Less waived fees	-	-	-	-	-

Net expenses	867	432	517	318	749

Net investment income (loss)	849	238	898	1,739	2,124

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,897	869	688	469	507
Realized gain distribution	17,456	9,015	-	1,005	7,950

Realized gains (losses)	23,353	9,884	688	1,474	8,457

Change in unrealized appreciation/(depreciation) of investments during the period	(22,709)	(17,635)	(3,565)	(3,624)	(10,912)

Net increase (decrease) in net assets resulting from operations	$1,493	$(7,513)	$(1,979)	$(411)	$(331)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$82	$378	$366	$140	$-
Expenses:
Mortality and expense risk charges	15	77	92	38	64
Taxes	-	2	2	-	-

Total expenses	15	79	94	38	64
Less waived fees	-	-	-	-	(14)

Net expenses	15	79	94	38	50

Net investment income (loss)	67	299	272	102	(50)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	378	270	140	(412)
Realized gain distribution	78	998	1,301	691	-

Realized gains (losses)	79	1,376	1,571	831	(412)

Change in unrealized appreciation/(depreciation) of investments during the period	(214)	(2,159)	(2,631)	(1,325)	(4,167)

Net increase (decrease) in net assets resulting from operations	$(68)	$(484)	$(788)	$(392)	$(4,629)

12	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$1,156	$567	$(566)	$(468)
Net realized gains (losses)	35,185	42,479	17,510	14,946
Net change in unrealized appreciation/(depreciation)	(15,204)	(12,180)	(1,126)	(4,410)

Net increase (decrease) in net assets resulting from operations	21,137	30,866	15,818	10,068

Contract Transactions:
Contract owners’ net payments	16,403	16,464	5,461	5,808
Policy loans, surrenders and death benefits	(19,376)	(19,999)	(6,070)	(5,800)
Mortality and other (net)	(7,916)	(7,770)	(2,737)	(2,453)
Transfers from other divisions or sponsor	42,591	35,723	18,610	11,837
Transfers to other divisions or sponsor	(47,062)	(36,524)	(15,217)	(13,051)

Net increase (decrease) in net assets resulting from contract transactions	(15,360)	(12,106)	47	(3,659)

Net increase (decrease) in net assets	5,777	18,760	15,865	6,409

Net Assets:
Beginning of period	386,925	368,165	122,795	116,386

End of period	$392,702	$386,925	$138,660	$122,795

Units issued during the period	6,955	7,930	5,061	4,304
Units redeemed during the period	(10,111)	(11,049)	(5,218)	(5,205)

Net units issued (redeemed) during period	(3,156)	(3,119)	(157)	(901)

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$3,996	$2,529	$45	$(28)
Net realized gains (losses)	7,077	26,012	942	581
Net change in unrealized appreciation/(depreciation)	(19,376)	(9,983)	(1,289)	284

Net increase (decrease) in net assets resulting from operations	(8,303)	18,558	(302)	837

Contract Transactions:
Contract owners’ net payments	10,997	11,922	401	300
Policy loans, surrenders and death benefits	(11,354)	(13,603)	(407)	(125)
Mortality and other (net)	(5,092)	(5,313)	(158)	(132)
Transfers from other divisions or sponsor	22,302	19,392	3,306	2,725
Transfers to other divisions or sponsor	(24,099)	(20,795)	(2,098)	(1,570)

Net increase (decrease) in net assets resulting from contract transactions	(7,246)	(8,397)	1,044	1,198

Net increase (decrease) in net assets	(15,549)	10,161	742	2,035

Net Assets:
Beginning of period	244,043	233,882	8,192	6,157

End of period	$228,494	$244,043	$8,934	$8,192

Units issued during the period	6,178	7,017	2,066	1,722
Units redeemed during the period	(8,346)	(9,376)	(1,332)	(919)

Net units issued (redeemed) during period	(2,168)	(2,359)	734	803

The Accompanying Notes are an Integral Part of these Financial Statements.	13

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$14,059	$12,362	$137	$(37)
Net realized gains (losses)	33,990	25,911	1,554	790
Net change in unrealized appreciation/(depreciation)	(39,564)	91,365	(2,190)	284

Net increase (decrease) in net assets resulting from operations	8,485	129,638	(499)	1,037

Contract Transactions:
Contract owners’ net payments	43,263	45,360	46	320
Policy loans, surrenders and death benefits	(49,812)	(52,593)	(476)	(50)
Mortality and other (net)	(22,011)	(21,250)	(195)	(161)
Transfers from other divisions or sponsor	123,814	113,171	2,935	4,781
Transfers to other divisions or sponsor	(112,923)	(100,733)	(2,752)	(2,046)

Net increase (decrease) in net assets resulting from contract transactions	(17,669)	(16,045)	(442)	2,844

Net increase (decrease) in net assets	(9,184)	113,593	(941)	3,881

Net Assets:
Beginning of period	1,122,395	1,008,802	11,466	7,585

End of period	$1,113,211	$1,122,395	$10,525	$11,466

Units issued during the period	19,619	21,063	1,833	2,862
Units redeemed during the period	(22,012)	(23,844)	(2,125)	(937)

Net units issued (redeemed) during period	(2,393)	(2,781)	(292)	1,925

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$2,593	$2,319	$1,472	$978
Net realized gains (losses)	2,778	2,166	5,962	5,434
Net change in unrealized appreciation/(depreciation)	(6,299)	18,290	(16,053)	1,702

Net increase (decrease) in net assets resulting from operations	(928)	22,775	(8,619)	8,114

Contract Transactions:
Contract owners’ net payments	7,510	8,391	4,769	5,464
Policy loans, surrenders and death benefits	(8,549)	(8,458)	(5,561)	(5,448)
Mortality and other (net)	(3,748)	(3,777)	(2,279)	(2,389)
Transfers from other divisions or sponsor	17,928	14,632	40,408	36,104
Transfers to other divisions or sponsor	(19,323)	(15,246)	(42,659)	(36,775)

Net increase (decrease) in net assets resulting from contract transactions	(6,182)	(4,458)	(5,322)	(3,044)

Net increase (decrease) in net assets	(7,110)	18,317	(13,941)	5,070

Net Assets:
Beginning of period	190,774	172,457	123,149	118,079

End of period	$183,664	$190,774	$109,208	$123,149

Units issued during the period	8,001	8,598	5,806	6,746
Units redeemed during the period	(10,092)	(10,287)	(7,530)	(7,617)

Net units issued (redeemed) during period	(2,091)	(1,689)	(1,724)	(871)

14	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$(1,943)	$(421)	$1,892	$1,595
Net realized gains (losses)	48,244	93,060	23,320	20,702
Net change in unrealized appreciation/(depreciation)	(44,630)	(57,841)	(32,917)	2,033

Net increase (decrease) in net assets resulting from operations	1,671	34,798	(7,705)	24,330

Contract Transactions:
Contract owners’ net payments	19,386	21,515	10,074	11,385
Policy loans, surrenders and death benefits	(23,943)	(25,248)	(14,035)	(16,132)
Mortality and other (net)	(9,632)	(9,424)	(5,285)	(5,305)
Transfers from other divisions or sponsor	17,798	20,093	53,620	62,611
Transfers to other divisions or sponsor	(19,650)	(25,349)	(51,848)	(65,706)

Net increase (decrease) in net assets resulting from contract transactions	(16,041)	(18,413)	(7,474)	(13,147)

Net increase (decrease) in net assets	(14,370)	16,385	(15,179)	11,183

Net Assets:
Beginning of period	465,306	448,921	290,596	279,413

End of period	$450,936	$465,306	$275,417	$290,596

Units issued during the period	8,343	9,212	7,129	7,642
Units redeemed during the period	(11,368)	(13,457)	(8,818)	(10,817)

Net units issued (redeemed) during period	(3,025)	(4,245)	(1,689)	(3,175)

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$719	$309	$(850)	$(1,050)
Net realized gains (losses)	7,028	5,040	17,616	31,938
Net change in unrealized appreciation/(depreciation)	(8,752)	2,912	(16,791)	(11,529)

Net increase (decrease) in net assets resulting from operations	(1,005)	8,261	(25)	19,359

Contract Transactions:
Contract owners’ net payments	2,595	2,735	9,377	11,123
Policy loans, surrenders and death benefits	(3,019)	(2,854)	(13,265)	(14,024)
Mortality and other (net)	(1,195)	(1,152)	(4,931)	(4,833)
Transfers from other divisions or sponsor	8,739	9,848	35,798	30,350
Transfers to other divisions or sponsor	(9,002)	(7,824)	(36,111)	(33,208)

Net increase (decrease) in net assets resulting from contract transactions	(1,882)	753	(9,132)	(10,592)

Net increase (decrease) in net assets	(2,887)	9,014	(9,157)	8,767

Net Assets:
Beginning of period	60,350	51,336	255,403	246,636

End of period	$57,463	$60,350	$246,246	$255,403

Units issued during the period	2,758	3,304	6,429	6,914
Units redeemed during the period	(3,135)	(3,043)	(8,434)	(9,629)

Net units issued (redeemed) during period	(377)	261	(2,005)	(2,715)

The Accompanying Notes are an Integral Part of these Financial Statements.	15

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$(91)	$204	$417	$(131)
Net realized gains (losses)	379	3,843	14,091	9,511
Net change in unrealized appreciation/(depreciation)	(841)	(3,135)	(24,363)	(9,904)

Net increase (decrease) in net assets resulting from operations	(553)	912	(9,855)	(524)

Contract Transactions:
Contract owners’ net payments	914	863	7,067	8,132
Policy loans, surrenders and death benefits	(1,019)	(587)	(7,296)	(9,054)
Mortality and other (net)	(417)	(339)	(3,157)	(3,385)
Transfers from other divisions or sponsor	6,503	8,942	14,221	14,172
Transfers to other divisions or sponsor	(4,845)	(6,362)	(18,652)	(19,575)

Net increase (decrease) in net assets resulting from contract transactions	1,136	2,517	(7,817)	(9,710)

Net increase (decrease) in net assets	583	3,429	(17,672)	(10,234)

Net Assets:
Beginning of period	20,248	16,819	174,553	184,787

End of period	$20,831	$20,248	$156,881	$174,553

Units issued during the period	3,326	4,295	4,699	5,119
Units redeemed during the period	(2,477)	(2,892)	(6,788)	(7,567)

Net units issued (redeemed) during period	849	1,403	(2,089)	(2,448)

	International Growth Division		Research International Core Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$1,164	$858	$394	$215
Net realized gains (losses)	(285)	(636)	1,002	559
Net change in unrealized appreciation/(depreciation)	(2,835)	(4,954)	(1,884)	(2,302)

Net increase (decrease) in net assets resulting from operations	(1,956)	(4,732)	(488)	(1,528)

Contract Transactions:
Contract owners’ net payments	5,611	5,660	1,225	905
Policy loans, surrenders and death benefits	(4,436)	(4,599)	(1,266)	(1,050)
Mortality and other (net)	(1,893)	(1,984)	(453)	(390)
Transfers from other divisions or sponsor	18,435	17,644	11,213	9,476
Transfers to other divisions or sponsor	(17,657)	(19,217)	(6,587)	(5,722)

Net increase (decrease) in net assets resulting from contract transactions	60	(2,496)	4,132	3,219

Net increase (decrease) in net assets	(1,896)	(7,228)	3,644	1,691

Net Assets:
Beginning of period	90,803	98,031	20,860	19,169

End of period	$88,907	$90,803	$24,504	$20,860

Units issued during the period	6,706	7,159	7,169	5,563
Units redeemed during the period	(6,501)	(8,179)	(3,315)	(3,140)

Net units issued (redeemed) during period	205	(1,020)	3,854	2,423

16	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$13,562	$8,444	$169	$76
Net realized gains (losses)	27,773	46,611	(160)	205
Net change in unrealized appreciation/(depreciation)	(54,665)	(108,669)	(4,779)	(2,705)

Net increase (decrease) in net assets resulting from operations	(13,330)	(53,614)	(4,770)	(2,424)

Contract Transactions:
Contract owners’ net payments	26,324	27,749	1,962	1,734
Policy loans, surrenders and death benefits	(25,768)	(28,999)	(1,542)	(1,721)
Mortality and other (net)	(10,778)	(11,126)	(511)	(568)
Transfers from other divisions or sponsor	77,759	79,349	23,591	16,865
Transfers to other divisions or sponsor	(76,679)	(81,497)	(18,817)	(9,497)

Net increase (decrease) in net assets resulting from contract transactions	(9,142)	(14,524)	4,683	6,813

Net increase (decrease) in net assets	(22,472)	(68,138)	(87)	4,389

Net Assets:
Beginning of period	525,118	593,256	34,843	30,454

End of period	$502,646	$525,118	$34,756	$34,843

Units issued during the period	27,401	26,270	13,290	12,600
Units redeemed during the period	(29,331)	(29,614)	(8,367)	(6,703)

Net units issued (redeemed) during period	(1,930)	(3,344)	4,923	5,897

	Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$(601)	$(516)	$41	$22
Net realized gains (losses)	5	-	6	9
Net change in unrealized appreciation/(depreciation)	-	-	(15)	(46)

Net increase (decrease) in net assets resulting from operations	(596)	(516)	32	(15)

Contract Transactions:
Contract owners’ net payments	60,267	52,008	625	562
Policy loans, surrenders and death benefits	(24,108)	(25,101)	(1,395)	(876)
Mortality and other (net)	(5,023)	(5,089)	(272)	(239)
Transfers from other divisions or sponsor	176,151	147,165	7,831	6,927
Transfers to other divisions or sponsor	(201,367)	(172,809)	(4,471)	(3,549)

Net increase (decrease) in net assets resulting from contract transactions	5,920	(3,826)	2,318	2,825

Net increase (decrease) in net assets	5,324	(4,342)	2,350	2,810

Net Assets:
Beginning of period	165,824	170,166	13,392	10,582

End of period	$171,148	$165,824	$15,742	$13,392

Units issued during the period	72,351	80,985	5,052	5,788
Units redeemed during the period	(72,474)	(83,425)	(3,669)	(3,709)

Net units issued (redeemed) during period	(123)	(2,440)	1,383	2,079

The Accompanying Notes are an Integral Part of these Financial Statements.	17

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$2,732	$4,002	$138	$88
Net realized gains (losses)	1,662	1,331	223	(267)
Net change in unrealized appreciation/(depreciation)	(4,036)	7,009	(616)	1,340

Net increase (decrease) in net assets resulting from operations	358	12,342	(255)	1,161

Contract Transactions:
Contract owners’ net payments	12,283	13,249	480	169
Policy loans, surrenders and death benefits	(15,876)	(15,378)	(459)	(561)
Mortality and other (net)	(5,017)	(5,015)	(176)	(118)
Transfers from other divisions or sponsor	152,965	141,385	5,718	4,423
Transfers to other divisions or sponsor	(150,131)	(142,710)	(4,151)	(3,006)

Net increase (decrease) in net assets resulting from contract transactions	(5,776)	(8,469)	1,412	907

Net increase (decrease) in net assets	(5,418)	3,873	1,157	2,068

Net Assets:
Beginning of period	248,615	244,742	6,944	4,876

End of period	$243,197	$248,615	$8,101	$6,944

Units issued during the period	10,393	11,439	3,694	3,636
Units redeemed during the period	(10,605)	(14,176)	(2,745)	(2,891)

Net units issued (redeemed) during period	(212)	(2,737)	949	745

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$169	$12	$4,369	$5,045
Net realized gains (losses)	(236)	(190)	45	839
Net change in unrealized appreciation/(depreciation)	(162)	415	(6,187)	(5,047)

Net increase (decrease) in net assets resulting from operations	(229)	237	(1,773)	837

Contract Transactions:
Contract owners’ net payments	208	331	4,941	5,119
Policy loans, surrenders and death benefits	(599)	(554)	(4,917)	(5,438)
Mortality and other (net)	(174)	(168)	(2,157)	(2,233)
Transfers from other divisions or sponsor	3,888	4,580	21,009	22,054
Transfers to other divisions or sponsor	(3,678)	(4,455)	(22,343)	(21,223)

Net increase (decrease) in net assets resulting from contract transactions	(355)	(266)	(3,467)	(1,721)

Net increase (decrease) in net assets	(584)	(29)	(5,240)	(884)

Net Assets:
Beginning of period	8,559	8,588	106,154	107,038

End of period	$7,975	$8,559	$100,914	$106,154

Units issued during the period	1,866	2,743	3,268	4,029
Units redeemed during the period	(1,830)	(3,104)	(3,935)	(4,473)

Net units issued (redeemed) during period	36	(361)	(667)	(444)

18	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$1,410	$554	$5,319	$6,595
Net realized gains (losses)	380	141	12,151	25,723
Net change in unrealized appreciation/(depreciation)	(2,540)	(116)	(19,365)	(14,678)

Net increase (decrease) in net assets resulting from operations	(750)	579	(1,895)	17,640

Contract Transactions:
Contract owners’ net payments	1,593	1,133	14,683	15,639
Policy loans, surrenders and death benefits	(2,129)	(1,196)	(21,178)	(18,704)
Mortality and other (net)	(538)	(490)	(8,616)	(8,527)
Transfers from other divisions or sponsor	7,719	7,315	73,175	96,430
Transfers to other divisions or sponsor	(4,693)	(2,915)	(71,368)	(96,270)

Net increase (decrease) in net assets resulting from contract transactions	1,952	3,847	(13,304)	(11,432)

Net increase (decrease) in net assets	1,202	4,426	(15,199)	6,208

Net Assets:
Beginning of period	26,344	21,918	360,234	354,026

End of period	$27,546	$26,344	$345,035	$360,234

Units issued during the period	5,904	6,278	6,049	6,850
Units redeemed during the period	(4,361)	(3,523)	(7,489)	(7,513)

Net units issued (redeemed) during period	1,543	2,755	(1,440)	(663)

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$688	$819	$(309)	$(697)
Net realized gains (losses)	2,955	4,634	21,934	5,502
Net change in unrealized appreciation/(depreciation)	(3,931)	(3,302)	(24,866)	4,538

Net increase (decrease) in net assets resulting from operations	(288)	2,151	(3,241)	9,343

Contract Transactions:
Contract owners’ net payments	2,280	2,317	7,440	8,187
Policy loans, surrenders and death benefits	(4,065)	(3,446)	(8,788)	(8,634)
Mortality and other (net)	(1,100)	(1,076)	(3,404)	(3,449)
Transfers from other divisions or sponsor	4,243	5,593	23,074	23,763
Transfers to other divisions or sponsor	(4,118)	(3,034)	(27,695)	(23,345)

Net increase (decrease) in net assets resulting from contract transactions	(2,760)	354	(9,373)	(3,478)

Net increase (decrease) in net assets	(3,048)	2,505	(12,614)	5,865

Net Assets:
Beginning of period	47,339	44,834	175,314	169,449

End of period	$44,291	$47,339	$162,700	$175,314

Units issued during the period	2,342	3,856	4,032	4,874
Units redeemed during the period	(3,786)	(3,257)	(5,789)	(5,743)

Net units issued (redeemed) during period	(1,444)	599	(1,757)	(869)

The Accompanying Notes are an Integral Part of these Financial Statements.	19

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$158	$126	$9	$(1)
Net realized gains (losses)	4,834	2,383	626	351
Net change in unrealized appreciation/(depreciation)	(5,033)	1,090	(679)	66

Net increase (decrease) in net assets resulting from operations	(41)	3,599	(44)	416

Contract Transactions:
Contract owners’ net payments	1,656	1,314	206	212
Policy loans, surrenders and death benefits	(1,679)	(1,620)	(107)	(260)
Mortality and other (net)	(722)	(623)	(78)	(83)
Transfers from other divisions or sponsor	13,698	14,008	1,389	1,721
Transfers to other divisions or sponsor	(11,112)	(10,466)	(1,442)	(2,064)

Net increase (decrease) in net assets resulting from contract transactions	1,841	2,613	(32)	(474)

Net increase (decrease) in net assets	1,800	6,212	(76)	(58)

Net Assets:
Beginning of period	37,757	31,545	4,590	4,648

End of period	$39,557	$37,757	$4,514	$4,590

Units issued during the period	5,751	6,279	533	721
Units redeemed during the period	(4,331)	(4,977)	(515)	(729)

Net units issued (redeemed) during period	1,420	1,302	18	(8)

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$849	$1,556	$238	$(180)
Net realized gains (losses)	23,353	34,288	9,884	11,795
Net change in unrealized appreciation/(depreciation)	(22,709)	(13,926)	(17,635)	(10,588)

Net increase (decrease) in net assets resulting from operations	1,493	21,918	(7,513)	1,027

Contract Transactions:
Contract owners’ net payments	8,097	8,630	4,308	4,861
Policy loans, surrenders and death benefits	(12,001)	(12,629)	(4,312)	(5,309)
Mortality and other (net)	(4,032)	(4,081)	(1,972)	(2,109)
Transfers from other divisions or sponsor	11,818	11,926	11,034	10,675
Transfers to other divisions or sponsor	(15,639)	(13,990)	(14,511)	(13,697)

Net increase (decrease) in net assets resulting from contract transactions	(11,757)	(10,144)	(5,453)	(5,579)

Net increase (decrease) in net assets	(10,264)	11,774	(12,966)	(4,552)

Net Assets:
Beginning of period	213,362	201,588	104,705	109,257

End of period	$203,098	$213,362	$91,739	$104,705

Units issued during the period	8,880	10,643	3,775	4,270
Units redeemed during the period	(14,785)	(15,679)	(5,722)	(6,216)

Net units issued (redeemed) during period	(5,905)	(5,036)	(1,947)	(1,946)

20	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$898	$2,000	$1,739	$998
Net realized gains (losses)	688	966	1,474	1,994
Net change in unrealized appreciation/(depreciation)	(3,565)	(9,202)	(3,624)	1,207

Net increase (decrease) in net assets resulting from operations	(1,979)	(6,236)	(411)	4,199

Contract Transactions:
Contract owners’ net payments	6,294	6,830	4,469	4,153
Policy loans, surrenders and death benefits	(6,014)	(7,968)	(5,359)	(6,576)
Mortality and other (net)	(2,492)	(2,611)	(1,848)	(1,855)
Transfers from other divisions or sponsor	16,745	13,509	46,501	27,291
Transfers to other divisions or sponsor	(16,360)	(16,209)	(44,667)	(26,330)

Net increase (decrease) in net assets resulting from contract transactions	(1,827)	(6,449)	(904)	(3,317)

Net increase (decrease) in net assets	(3,806)	(12,685)	(1,315)	882

Net Assets:
Beginning of period	121,476	134,161	86,891	86,009

End of period	$117,670	$121,476	$85,576	$86,891

Units issued during the period	8,262	7,389	6,643	5,632
Units redeemed during the period	(9,113)	(9,611)	(6,812)	(6,927)

Net units issued (redeemed) during period	(851)	(2,222)	(169)	(1,295)

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$2,124	$4,784	$67	$74
Net realized gains (losses)	8,457	8,745	79	99
Net change in unrealized appreciation/(depreciation)	(10,912)	8,524	(214)	(60)

Net increase (decrease) in net assets resulting from operations	(331)	22,053	(68)	113

Contract Transactions:
Contract owners’ net payments	8,210	8,395	84	130
Policy loans, surrenders and death benefits	(7,815)	(9,064)	(33)	(344)
Mortality and other (net)	(3,496)	(3,414)	(67)	(61)
Transfers from other divisions or sponsor	27,002	26,051	668	2,416
Transfers to other divisions or sponsor	(26,784)	(25,918)	(655)	(1,078)

Net increase (decrease) in net assets resulting from contract transactions	(2,883)	(3,950)	(3)	1,063

Net increase (decrease) in net assets	(3,214)	18,103	(71)	1,176

Net Assets:
Beginning of period	175,374	157,271	3,327	2,151

End of period	$172,160	$175,374	$3,256	$3,327

Units issued during the period	4,691	5,216	598	1,288
Units redeemed during the period	(4,994)	(5,822)	(352)	(875)

Net units issued (redeemed) during period	(303)	(606)	246	413

The Accompanying Notes are an Integral Part of these Financial Statements.	21

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$299	$412	$272	$495
Net realized gains (losses)	1,376	677	1,571	727
Net change in unrealized appreciation/(depreciation)	(2,159)	(489)	(2,631)	(624)

Net increase (decrease) in net assets resulting from operations	(484)	600	(788)	598

Contract Transactions:
Contract owners’ net payments	265	606	636	945
Policy loans, surrenders and death benefits	(1,079)	(551)	(1,478)	(520)
Mortality and other (net)	(390)	(327)	(449)	(416)
Transfers from other divisions or sponsor	3,829	3,729	1,557	3,850
Transfers to other divisions or sponsor	(1,752)	(1,666)	(568)	(1,067)

Net increase (decrease) in net assets resulting from contract transactions	873	1,791	(302)	2,792

Net increase (decrease) in net assets	389	2,391	(1,090)	3,390

Net Assets:
Beginning of period	17,117	14,726	20,126	16,736

End of period	$17,506	$17,117	$19,036	$20,126

Units issued during the period	2,777	3,484	1,846	3,362
Units redeemed during the period	(2,921)	(1,773)	(2,104)	(1,578)

Net units issued (redeemed) during period	(144)	1,711	(258)	1,784

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$102	$247	$(50)	$(55)
Net realized gains (losses)	831	238	(412)	73
Net change in unrealized appreciation/(depreciation)	(1,325)	(229)	(4,167)	(3,407)

Net increase (decrease) in net assets resulting from operations	(392)	256	(4,629)	(3,389)

Contract Transactions:
Contract owners’ net payments	510	504	1,175	1,235
Policy loans, surrenders and death benefits	(337)	(337)	(737)	(858)
Mortality and other (net)	(155)	(153)	(225)	(322)
Transfers from other divisions or sponsor	858	320	8,879	10,338
Transfers to other divisions or sponsor	(422)	(52)	(5,515)	(6,635)

Net increase (decrease) in net assets resulting from contract transactions	454	282	3,577	3,758

Net increase (decrease) in net assets	62	538	(1,052)	369

Net Assets:
Beginning of period	8,762	8,224	15,934	15,565

End of period	$8,824	$8,762	$14,882	$15,934

Units issued during the period	1,034	631	1,907	1,557
Units redeemed during the period	(870)	(423)	(1,296)	(1,072)

Net units issued (redeemed) during period	164	208	611	485

22	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2015

1.	Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements and footnotes of the Divisions. Each Division of the account indirectly bears exposure to the market credit and liquidity risks of the Portfolio in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008, Variable Life was discontinued in 1995. However, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2015, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification.

23

2.	Significant Accounting Policies (continued)

E.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

E.	Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2015 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$45,750	$31,884
Focused Appreciation	28,399	14,767
Large Cap Core Stock	18,829	18,477
Large Cap Blend	3,871	2,269
Index 500 Stock	98,136	81,867
Large Company Value	4,113	3,368
Domestic Equity	14,046	17,616
Equity Income	14,171	13,420
Mid Cap Growth Stock	62,489	37,244
Index 400 Stock	36,821	24,440
Mid Cap Value	13,037	8,204
Small Cap Growth Stock	28,080	24,871
Index 600 Stock	4,633	3,517
Small Cap Value	18,791	16,419
International Growth	9,551	8,308
Research International Core	8,319	3,274
International Equity	68,948	42,964
Emerging Markets Equity	8,629	3,780
Money Market	62,930	58,248
Short-Term Bond	6,054	3,695
Select Bond	27,081	28,860
Long-Term U.S. Government Bond	5,403	3,809
Inflation Protection	1,893	2,081
High Yield Bond	11,161	10,254
Multi-Sector Bond	7,930	4,096
Balanced	40,018	31,249

24

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2015

3.	Purchases and Sales of Investments (continued)

Division	Purchases	Sales
Asset Allocation	$6,934	$6,724
Fidelity VIP Mid Cap	30,525	19,231
Fidelity VIP Contrafund	11,248	5,761
Neuberger Berman AMT Socially Responsive	1,179	793
Russell Multi-Style Equity	27,680	21,105
Russell Aggressive Equity	15,335	11,544
Russell Non-U.S.	11,226	12,133
Russell Core Bond	13,188	11,288
Russell Global Real Estate Securities	22,791	15,598
Russell LifePoints Moderate Strategy	905	764
Russell LifePoints Balanced Strategy	5,944	3,773
Russell LifePoints Growth Strategy	3,999	2,768
Russell LifePoints Equity Growth Strategy	2,314	1,068
Credit Suisse Trust Commodity Return Strategy	5,486	1,956

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and expense risk charges in the accompanying financial statements.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment. A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies, and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

25

4.	Expenses and Related Party Transactions (continued)

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

On September 18, 2013, the Securities Exchange Commission approved an application from Northwestern Mutual on behalf of the Account permitting Northwestern Mutual to automatically transfer all remaining contract values in the Northwestern Mutual Commodities Return Strategy Division to the Credit Suisse Trust Commodity Return Strategy Division. The transfer was executed on November 15, 2013. The net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio were limited to 1.05% of average net assets through November 15, 2015 by Credit Suisse Trust and Credit Suisse Asset Management, LLC. Pursuant to the substitution order of the Securities and Exchange Commission, effective November 15, 2013 through November 15, 2015, Northwestern Mutual reimbursed contract owners to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded that of the fee waiver agreement of 0.95% of the Northwestern Mutual Commodities Return Strategy Portfolio which was in place at the time of the substitution. The final expense reimbursement was executed effective November 15, 2015.

5.	Subsequent Events

Effective on or about May 1, 2016, the Money Market Division will be renamed the Government Money Market Division.

26

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2015

6.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Growth Stock
Year Ended 12/31/15	82,582	$4.167790	to	$57.763945	$392,702	0.74%	0.00% to 0.55%	5.43%		to	6.01%
Year Ended 12/31/14	85,738	3.949121	to	54.488126	386,925	0.59	0.00 to 0.55	8.43		to	9.02
Year Ended 12/31/13	88,857	3.638539	to	49.977915	368,165	0.68	0.00 to 0.55	35.12		to	35.86
Year Ended 12/31/12	92,840	2.690097	to	36.785012	284,588	0.57	0.00 to 0.55	12.32		to	12.94
Year Ended 12/31/11	97,893	2.392591	to	32.569595	269,305	0.78	0.00 to 0.55	(1.84)		to	(1.30)
Focused Appreciation
Year Ended 12/31/15	34,234	$3.554167	to	$37.773111	$138,660	0.00%	0.00% to 0.55%	13.02%		to	13.64%
Year Ended 12/31/14	34,391	3.141534	to	33.238141	122,795	0.02	0.00 to 0.55	8.84		to	9.43
Year Ended 12/31/13	35,292	2.883615	to	30.372615	116,386	0.48	0.00 to 0.55	28.30		to	29.01
Year Ended 12/31/12	36,929	2.245328	to	23.543734	96,087	0.27	0.00 to 0.55	19.48		to	20.14
Year Ended 12/31/11	39,237	1.877354	to	19.596705	85,938	0.18	0.00 to 0.55	(6.61)		to	(6.10)
Large Cap Core Stock
Year Ended 12/31/15	67,126	$2.877770	to	$39.512372	$228,494	2.14%	0.00% to 0.55%	(3.59	) %	to	(3.06	) %
Year Ended 12/31/14	69,294	2.981972	to	40.759702	244,043	1.49	0.00 to 0.55	7.97		to	8.56
Year Ended 12/31/13	71,653	2.759081	to	37.544148	233,882	1.15	0.00 to 0.55	27.88		to	28.58
Year Ended 12/31/12	75,256	2.155410	to	29.198468	191,903	1.20	0.00 to 0.55	11.02		to	11.63
Year Ended 12/31/11	78,553	1.939589	to	26.156583	182,605	1.14	0.00 to 0.55	(1.75)		to	(1.21)
Large Cap Blend
Year Ended 12/31/15	5,414	$1.532727	to	$13.161232	$8,934	0.93%	0.00% to 0.55%	(2.95	) %	to	(2.42	) %
Year Ended 12/31/14	4,680	1.577743	to	13.487127	8,192	0.04	0.00 to 0.55	11.96		to	12.58
Year Ended 12/31/13	3,877	1.407785	to	11.980322	6,157	0.99	0.00 to 0.55	30.14		to	30.86
Year Ended 12/31/12	3,025	1.080633	to	9.155103	3,615	0.92	0.00 to 0.55	14.57		to	15.20
Period Ended 12/31/11 (2)	3,204	0.942304	to	7.947227	3,113	2.05	0.00 to 0.55	(5.82)		to	(5.56)
Index 500 Stock
Year Ended 12/31/15	198,438	$4.551560	to	$104.794845	$1,113,211	1.70%	0.00% to 0.55%	0.62%		to	1.17%
Year Ended 12/31/14	200,831	4.519180	to	103.583087	1,122,395	1.60	0.00 to 0.55	12.84		to	13.46
Year Ended 12/31/13	203,612	4.001083	to	91.297175	1,008,802	1.82	0.00 to 0.55	31.33		to	32.05
Year Ended 12/31/12	207,627	3.043500	to	69.136117	785,534	1.77	0.00 to 0.55	15.12		to	15.76
Year Ended 12/31/11	214,351	2.641136	to	59.726031	713,800	1.66	0.00 to 0.55	1.39		to	1.95
Large Company Value
Year Ended 12/31/15	5,877	$1.577867	to	$13.331635	$10,525	1.62%	0.00% to 0.55%	(4.37	) %	to	(3.85	) %
Year Ended 12/31/14	6,169	1.648404	to	13.865219	11,466	0.00	0.00 to 0.55	12.41		to	13.03
Year Ended 12/31/13	4,244	1.464939	to	12.266796	7,585	1.75	0.00 to 0.55	30.57		to	31.29
Year Ended 12/31/12	2,300	1.120811	to	9.343226	3,112	1.90	0.00 to 0.55	15.83		to	16.47
Period Ended 12/31/11 (2)	2,622	0.966635	to	8.021755	2,593	4.57	0.00 to 0.55	(3.38)		to	(3.12)
Domestic Equity
Year Ended 12/31/15	73,953	$2.135000	to	$22.929503	$183,664	1.82%	0.00% to 0.55%	(0.64	) %	to	(0.09	) %
Year Ended 12/31/14	76,044	2.146602	to	22.950784	190,774	1.70	0.00 to 0.55	13.25		to	13.87
Year Ended 12/31/13	77,733	1.893569	to	20.154766	172,457	1.68	0.00 to 0.55	33.29		to	34.03
Year Ended 12/31/12	80,040	1.419182	to	15.037814	134,628	2.16	0.00 to 0.55	13.72		to	14.35
Year Ended 12/31/11	88,764	1.246743	to	13.151218	131,130	2.09	0.00 to 0.55	0.36		to	0.91
Equity Income
Year Ended 12/31/15	38,972	$2.394831	to	$25.451821	$109,208	1.69%	0.00% to 0.55%	(7.25	) %	to	(6.74	) %
Year Ended 12/31/14	40,696	2.579506	to	27.291728	123,149	1.23	0.00 to 0.55	6.84		to	7.43
Year Ended 12/31/13	41,567	2.411872	to	25.403806	118,079	1.36	0.00 to 0.55	29.23		to	29.94
Year Ended 12/31/12	41,046	1.864547	to	19.550985	90,300	1.53	0.00 to 0.55	16.59		to	17.23
Year Ended 12/31/11	40,660	1.597678	to	16.677245	76,853	1.50	0.00 to 0.55	(1.46)		to	(0.92)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on June 30, 2011.

27

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2015

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Mid Cap Growth Stock
Year Ended 12/31/15	101,666	$3.699378	to	$103.425002	$450,936	0.04%	0.00% to 0.55%	0.16%		to	0.71%
Year Ended 12/31/14	104,691	3.689747	to	102.693582	465,306	0.36	0.00 to 0.55	7.90		to	8.49
Year Ended 12/31/13	108,936	3.416219	to	94.654719	448,921	0.31	0.00 to 0.55	24.85		to	25.53
Year Ended 12/31/12	113,740	2.733618	to	75.402575	374,598	0.12	0.00 to 0.55	11.35		to	11.97
Year Ended 12/31/11	121,498	2.452507	to	67.344023	358,497	0.23	0.00 to 0.55	(6.69)		to	(6.18)
Index 400 Stock
Year Ended 12/31/15	66,515	$3.709654	to	$42.560713	$275,417	1.08%	0.00% to 0.55%	(2.92	) %	to	(2.38	) %
Year Ended 12/31/14	68,204	3.817251	to	43.598907	290,596	0.98	0.00 to 0.55	8.82		to	9.42
Year Ended 12/31/13	71,379	3.504450	to	39.846886	279,413	1.06	0.00 to 0.55	32.44		to	33.16
Year Ended 12/31/12	72,346	2.643527	to	29.923387	213,744	0.91	0.00 to 0.55	17.00		to	17.64
Year Ended 12/31/11	77,580	2.257202	to	25.435391	195,635	0.86	0.00 to 0.55	(2.46)		to	(1.92)
Mid Cap Value
Year Ended 12/31/15	17,077	$2.988550	to	$31.761925	$57,463	1.64%	0.00% to 0.55%	(1.87	) %	to	(1.33	) %
Year Ended 12/31/14	17,454	3.042400	to	32.189353	60,350	0.99	0.00 to 0.55	16.05		to	16.69
Year Ended 12/31/13	17,193	2.618947	to	27.585004	51,336	0.96	0.00 to 0.55	29.53		to	30.24
Year Ended 12/31/12	17,177	2.019864	to	21.179677	39,331	1.34	0.00 to 0.55	15.93		to	16.57
Year Ended 12/31/11	18,430	1.740555	to	18.168731	37,334	1.74	0.00 to 0.55	(1.15)		to	(0.61)
Small Cap Growth Stock
Year Ended 12/31/15	61,830	$3.628992	to	$47.712811	$246,246	0.11%	0.00% to 0.55%	(0.23	) %	to	0.32%
Year Ended 12/31/14	63,835	3.633783	to	47.561777	255,403	0.00	0.00 to 0.55	8.06		to	8.66
Year Ended 12/31/13	66,550	3.359376	to	43.773190	246,636	0.49	0.00 to 0.55	37.84		to	38.60
Year Ended 12/31/12	68,955	2.434726	to	31.582975	185,068	0.00	0.00 to 0.55	8.88		to	9.48
Year Ended 12/31/11	74,363	2.233915	to	28.847575	183,624	0.35	0.00 to 0.55	(3.31)		to	(2.78)
Index 600 Stock
Year Ended 12/31/15	11,625	$1.543293	to	$17.224563	$20,831	0.00%	0.00% to 0.55%	(2.88	) %	to	(2.35	) %
Year Ended 12/31/14	10,776	1.587514	to	17.638780	20,248	1.53	0.00 to 0.55	4.76		to	5.34
Year Ended 12/31/13	9,373	1.513818	to	16.744685	16,819	4.29	0.00 to 0.55	39.90		to	40.67
Year Ended 12/31/12	4,910	1.081019	to	11.903891	6,206	3.11	0.00 to 0.55	15.16		to	15.80
Period Ended 12/31/11 (2)	1,384	0.937768	to	10.280016	1,719	2.07	0.00 to 0.55	(6.27)		to	(6.01)
Small Cap Value
Year Ended 12/31/15	45,429	$3.004079	to	$32.262868	$156,881	0.68%	0.00% to 0.55%	(5.97	) %	to	(5.45	) %
Year Ended 12/31/14	47,518	3.191481	to	34.121874	174,553	0.36	0.00 to 0.55	(0.33)		to	0.22
Year Ended 12/31/13	49,966	3.198795	to	34.046809	184,787	1.14	0.00 to 0.55	31.04		to	31.76
Year Ended 12/31/12	50,988	2.438620	to	25.839588	143,973	0.37	0.00 to 0.55	15.69		to	16.33
Year Ended 12/31/11	55,277	2.105813	to	22.212770	134,980	0.60	0.00 to 0.55	(1.90)		to	(1.36)
International Growth
Year Ended 12/31/15	43,844	$1.793138	to	$19.257803	$88,907	1.68%	0.00% to 0.55%	(2.26	) %	to	(1.73	) %
Year Ended 12/31/14	43,639	1.832844	to	19.596007	90,803	1.30	0.00 to 0.55	(5.04)		to	(4.52)
Year Ended 12/31/13	44,659	1.928280	to	20.524033	98,031	1.40	0.00 to 0.55	19.15		to	19.81
Year Ended 12/31/12	44,792	1.616718	to	17.130842	82,841	1.33	0.00 to 0.55	17.34		to	17.99
Year Ended 12/31/11	48,394	1.376437	to	14.519220	76,140	1.13	0.00 to 0.55	(13.64)		to	(13.17)
Research International Core
Year Ended 12/31/15	20,383	$1.055308	to	$10.098885	$24,504	2.05%	0.00% to 0.55%	(1.65	) %	to	(1.11	) %
Year Ended 12/31/14	16,529	1.071981	to	10.212438	20,860	1.45	0.00 to 0.55	(7.22)		to	(6.71)
Year Ended 12/31/13	14,106	1.154295	to	10.947312	19,169	0.13	0.00 to 0.55	18.27		to	18.92
Year Ended 12/31/12	10,388	0.975017	to	9.205651	12,233	1.72	0.00 to 0.55	16.12		to	16.76
Period Ended 12/31/11 (2)	3,559	0.838851	to	7.884380	3,688	4.07	0.00 to 0.55	(16.16)		to	(15.93)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on June 30, 2011.

28

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2015

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
International Equity
Year Ended 12/31/15	137,889	$3.143590	to	$4.843231	$502,646	2.95%	0.00% to 0.55%	(2.75	) %	to	(2.21	) %
Year Ended 12/31/14	139,819	3.229216	to	4.952849	525,118	1.91	0.00 to 0.55	(9.30)		to	(8.80)
Year Ended 12/31/13	143,163	3.556947	to	5.431053	593,256	2.19	0.00 to 0.55	20.71		to	21.38
Year Ended 12/31/12	147,013	2.943691	to	4.474566	504,481	2.59	0.00 to 0.55	20.85		to	21.52
Year Ended 12/31/11	154,709	2.433405	to	3.682261	438,760	2.10	0.00 to 0.55	(10.59)		to	(10.10)
Emerging Markets Equity
Year Ended 12/31/15	39,847	$0.741823	to	$8.872116	$34,756	0.88%	0.00% to 0.55%	(12.72	) %	to	(12.24	) %
Year Ended 12/31/14	34,924	0.849119	to	10.109813	34,843	0.63	0.00 to 0.55	(6.76)		to	(6.25)
Year Ended 12/31/13	29,027	0.909813	to	10.783888	30,454	0.75	0.00 to 0.55	(5.67)		to	(5.15)
Year Ended 12/31/12	19,140	0.963548	to	11.369632	21,469	0.15	0.00 to 0.55	18.18		to	18.83
Period Ended 12/31/11 (2)	7,995	0.814525	to	9.567929	7,498	2.54	0.00 to 0.55	(18.59)		to	(18.36)
Money Market
Year Ended 12/31/15	79,683	$1.531914	to	$41.572750	$171,148	0.01%	0.00% to 0.55%	(0.54	) %	to	0.01%
Year Ended 12/31/14	79,806	1.538686	to	41.568533	165,824	0.07	0.00 to 0.55	(0.48)		to	0.07
Year Ended 12/31/13	82,246	1.544536	to	41.539003	170,166	0.10	0.00 to 0.55	(0.45)		to	0.10
Year Ended 12/31/12	84,564	1.549943	to	41.497953	169,940	0.14	0.00 to 0.55	(0.41)		to	0.15
Year Ended 12/31/11	85,415	1.554696	to	41.437528	166,908	0.14	0.00 to 0.55	(0.41)		to	0.14
Short-Term Bond
Year Ended 12/31/15	12,538	$1.012734	to	$12.275717	$15,742	0.71%	0.00% to 0.55%	0.17%		to	0.72%
Year Ended 12/31/14	11,155	1.010036	to	12.188479	13,392	0.60	0.00 to 0.55	(0.17)		to	0.38
Year Ended 12/31/13	9,076	1.010673	to	12.142453	10,582	0.17	0.00 to 0.55	0.00 (4)		to	0.55
Year Ended 12/31/12	5,895	1.009629	to	12.076410	6,960	1.43	0.00 to 0.55	1.51		to	2.07
Period Ended 12/31/11 (2)	3,159	0.993622	to	11.832025	3,681	4.36	0.00 to 0.55	(0.69)		to	(0.42)
Select Bond
Year Ended 12/31/15	70,587	$2.673382	to	$212.549665	$243,197	1.50%	0.00% to 0.55%	(0.02	) %	to	0.53%
Year Ended 12/31/14	70,799	2.671248	to	211.428447	248,615	2.02	0.00 to 0.55	4.99		to	5.56
Year Ended 12/31/13	73,536	2.541856	to	200.286369	244,742	2.31	0.00 to 0.55	(2.69)		to	(2.16)
Year Ended 12/31/12	78,962	2.609587	to	204.702189	268,074	2.69	0.00 to 0.55	4.39		to	4.96
Year Ended 12/31/11	77,091	2.497424	to	195.021673	251,418	3.32	0.00 to 0.55	6.58		to	7.16
Long-Term U.S. Government Bond
Year Ended 12/31/15	5,671	$1.345254	to	$18.898765	$8,101	2.11%	0.00% to 0.55%	(2.01	) %	to	(1.47	) %
Year Ended 12/31/14	4,722	1.371509	to	19.181310	6,944	2.01	0.00 to 0.55	23.05		to	23.73
Year Ended 12/31/13	3,977	1.113443	to	15.502339	4,876	0.02	0.00 to 0.55	(13.75)		to	(13.27)
Year Ended 12/31/12	4,651	1.289646	to	17.875038	7,933	1.85	0.00 to 0.55	3.18		to	3.75
Period Ended 12/31/11 (2)	3,537	1.248644	to	17.228764	6,776	8.82	0.00 to 0.55	24.80		to	25.15
Inflation Protection
Year Ended 12/31/15	6,372	$1.036853	to	$13.593038	$7,975	2.34%	0.00% to 0.55%	(2.74	) %	to	(2.20	) %
Year Ended 12/31/14	6,336	1.065002	to	13.899486	8,559	0.52	0.00 to 0.55	2.57		to	3.14
Year Ended 12/31/13	6,697	1.037245	to	13.476716	8,588	1.08	0.00 to 0.55	(8.83)		to	(8.33)
Year Ended 12/31/12	7,780	1.136621	to	14.701699	10,670	2.68	0.00 to 0.55	6.76		to	7.35
Period Ended 12/31/11 (2)	3,641	1.063572	to	13.694886	4,815	0.03	0.00 to 0.55	6.30		to	6.60
High Yield Bond
Year Ended 12/31/15	26,563	$3.275752	to	$43.377037	$100,914	4.53%	0.00% to 0.55%	(1.90	) %	to	(1.36	) %
Year Ended 12/31/14	27,230	3.335950	to	43.976216	106,154	5.04	0.00 to 0.55	0.62		to	1.18
Year Ended 12/31/13	27,674	3.312039	to	43.465300	107,038	5.57	0.00 to 0.55	5.26		to	5.84
Year Ended 12/31/12	28,781	3.143457	to	41.068270	106,270	6.24	0.00 to 0.55	13.26		to	13.89
Year Ended 12/31/11	29,124	2.772582	to	36.059875	94,728	6.97	0.00 to 0.55	4.02		to	4.59

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on June 30, 2011.
(4)	Ratio is less than 0.005%.

29

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2015

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Multi-Sector Bond
Year Ended 12/31/15	21,624	$1.138400	to	$15.597729	$27,546	5.58%	0.00% to 0.55%	(2.76	) %	to	(2.22	) %
Year Ended 12/31/14	20,081	1.169486	to	15.951947	26,344	2.65	0.00 to 0.55	2.68		to	3.25
Year Ended 12/31/13	17,326	1.137785	to	15.449941	21,918	3.56	0.00 to 0.55	(2.12)		to	(1.58)
Year Ended 12/31/12	14,697	1.161278	to	15.698283	18,872	0.46	0.00 to 0.55	14.31		to	14.94
Period Ended 12/31/11 (2)	4,150	1.014872	to	13.657358	4,850	16.21	0.00 to 0.55	1.44		to	1.71
Balanced
Year Ended 12/31/15	53,304	$3.310708	to	$181.609174	$345,035	1.97%	0.00% to 0.55%	(0.67	) %	to	(0.12	) %
Year Ended 12/31/14	54,744	3.329658	to	181.830315	360,234	2.31	0.00 to 0.55	4.99		to	5.56
Year Ended 12/31/13	55,407	3.168393	to	172.248875	354,026	3.38	0.00 to 0.55	11.47		to	12.08
Year Ended 12/31/12	57,330	2.839508	to	153.677764	331,081	0.23	0.00 to 0.55	9.09		to	9.69
Year Ended 12/31/11	61,456	2.600265	to	140.096515	318,825	2.75	0.00 to 0.55	1.55		to	2.11
Asset Allocation
Year Ended 12/31/15	18,489	$1.899554	to	$20.400265	$44,291	1.92%	0.00% to 0.55%	(0.97	) %	to	(0.43	) %
Year Ended 12/31/14	19,933	1.916252	to	20.487411	47,339	2.15	0.00 to 0.55	4.57		to	5.15
Year Ended 12/31/13	19,334	1.830603	to	19.484028	44,834	3.32	0.00 to 0.55	16.03		to	16.67
Year Ended 12/31/12	20,120	1.576122	to	16.700324	39,573	0.23	0.00 to 0.55	10.41		to	11.02
Year Ended 12/31/11	22,441	1.426114	to	15.042893	39,577	2.41	0.00 to 0.55	(0.62)		to	(0.08)
Fidelity VIP Mid Cap
Year Ended 12/31/15	34,908	$3.964922	to	$42.137819	$162,700	0.25%	0.00% to 0.55%	(2.17	) %	to	(1.63	) %
Year Ended 12/31/14	36,665	4.048702	to	42.835362	175,314	0.02	0.00 to 0.55	5.45		to	6.03
Year Ended 12/31/13	37,534	3.835558	to	40.398542	169,449	0.28	0.00 to 0.55	35.13		to	35.87
Year Ended 12/31/12	38,312	2.835677	to	29.733518	128,384	0.39	0.00 to 0.55	13.93		to	14.56
Year Ended 12/31/11	40,656	2.486413	to	25.953961	120,934	0.02	0.00 to 0.55	(11.34)		to	(10.85)
Fidelity VIP Contrafund
Year Ended 12/31/15	22,441	$1.546836	to	$16.824006	$39,557	0.82%	0.00% to 0.55%	(0.13	) %	to	0.42%
Year Ended 12/31/14	21,021	1.547371	to	16.754369	37,757	0.78	0.00 to 0.55	11.04		to	11.65
Year Ended 12/31/13	19,719	1.392090	to	15.005573	31,545	0.90	0.00 to 0.55	30.24		to	30.95
Year Ended 12/31/12	16,353	1.067828	to	11.458810	20,234	1.49	0.00 to 0.55	15.50		to	16.14
Period Ended 12/31/11 (2)	5,922	0.923581	to	9.866342	6,530	2.81	0.00 to 0.55	(7.69)		to	(7.43)
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/15	2,413	$1.499733	to	$16.199640	$4,514	0.57%	0.00% to 0.55%	(1.01	) %	to	(0.46	) %
Year Ended 12/31/14	2,395	1.513495	to	16.275087	4,590	0.37	0.00 to 0.55	9.78		to	10.38
Year Ended 12/31/13	2,403	1.377320	to	14.744385	4,648	0.79	0.00 to 0.55	36.85		to	37.60
Year Ended 12/31/12	1,241	1.005443	to	10.715212	1,683	0.25	0.00 to 0.55	10.37		to	10.98
Period Ended 12/31/11 (2)	606	0.910063	to	9.655117	688	0.90	0.00 to 0.55	(9.04)		to	(8.79)
Russell Multi-Style Equity
Year Ended 12/31/15	108,402	$1.631656	to	$18.271298	$203,098	0.82%	0.00% to 0.55%	0.55%		to	1.11%
Year Ended 12/31/14	114,307	1.621079	to	18.071559	213,362	1.16	0.00 to 0.55	11.09		to	11.70
Year Ended 12/31/13	119,343	1.457823	to	16.178812	201,588	1.21	0.00 to 0.55	32.19		to	32.92
Year Ended 12/31/12	126,018	1.101694	to	12.171877	162,081	1.12	0.00 to 0.55	15.05		to	15.69
Year Ended 12/31/11	139,483	0.956587	to	10.521100	157,923	0.97	0.00 to 0.55	(2.08)		to	(1.55)
Russell Aggressive Equity
Year Ended 12/31/15	36,650	$2.193357	to	$25.191084	$91,739	0.67%	0.00% to 0.55%	(7.69	) %	to	(7.19	) %
Year Ended 12/31/14	38,597	2.373801	to	27.141282	104,705	0.25	0.00 to 0.55	1.00		to	1.56
Year Ended 12/31/13	40,543	2.347887	to	26.724835	109,257	0.43	0.00 to 0.55	39.24		to	40.00
Year Ended 12/31/12	41,973	1.684569	to	19.088862	80,738	1.07	0.00 to 0.55	15.20		to	15.84
Year Ended 12/31/11	46,544	1.460862	to	16.479338	77,885	0.49	0.00 to 0.55	(4.72)		to	(4.20)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on June 30, 2011.

30

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2015

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Russell Non-U.S.
Year Ended 12/31/15	62,803	$1.605290	to	$17.562157	$117,670	1.15%	0.00% to 0.55%	(1.85	) %	to	(1.31	) %
Year Ended 12/31/14	63,654	1.633987	to	17.795979	121,476	1.95	0.00 to 0.55	(4.97)		to	(4.45)
Year Ended 12/31/13	65,876	1.717753	to	18.624500	134,161	2.00	0.00 to 0.55	21.24		to	21.91
Year Ended 12/31/12	68,417	1.415380	to	15.277391	115,667	1.77	0.00 to 0.55	19.16		to	19.81
Year Ended 12/31/11	74,999	1.186647	to	12.750860	107,050	1.66	0.00 to 0.55	(13.36)		to	(12.88)
Russell Core Bond
Year Ended 12/31/15	29,943	$2.167486	to	$23.248775	$85,576	2.39%	0.00% to 0.55%	(0.69	) %	to	(0.14	) %
Year Ended 12/31/14	30,112	2.180310	to	23.281628	86,877	1.55	0.00 to 0.55	4.88		to	5.45
Year Ended 12/31/13	31,407	2.076847	to	22.077570	86,009	1.44	0.00 to 0.55	(1.99)		to	(1.45)
Year Ended 12/31/12	34,681	2.116915	to	22.402721	99,933	2.33	0.00 to 0.55	7.78		to	8.38
Year Ended 12/31/11	34,913	1.962151	to	20.671320	96,920	3.19	0.00 to 0.55	4.11		to	4.68
Russell Global Real Estate Securities
Year Ended 12/31/15	36,412	$4.179747	to	$44.771967	$172,160	1.64%	0.00% to 0.55%	(0.30	) %	to	0.25%
Year Ended 12/31/14	36,715	4.188148	to	44.660949	175,388	3.26	0.00 to 0.55	14.12		to	14.75
Year Ended 12/31/13	37,321	3.666253	to	38.920595	157,271	4.00	0.00 to 0.55	3.08		to	3.65
Year Ended 12/31/12	37,370	3.553123	to	37.550773	152,571	5.00	0.00 to 0.55	26.86		to	27.56
Year Ended 12/31/11	38,799	2.798128	to	29.438654	124,861	2.25	0.00 to 0.55	(7.56)		to	(7.05)
Russell LifePoints Moderate Strategy
Year Ended 12/31/15	2,175	$1.153913	to	$13.984420	$3,256	2.55%	0.00% to 0.55%	(2.24	) %	to	(1.71	) %
Year Ended 12/31/14	1,929	1.179226	to	14.227181	3,327	3.33	0.00 to 0.55	4.28		to	4.85
Year Ended 12/31/13	1,516	1.129701	to	13.568584	2,151	1.69	0.00 to 0.55	6.20		to	6.79
Year Ended 12/31/12	1,505	1.062654	to	12.706153	2,139	3.29	0.00 to 0.55	10.46		to	11.07
Period Ended 12/31/11 (2)	320	0.961095	to	11.440046	332	3.14	0.00 to 0.55	(3.94)		to	(3.67)
Russell LifePoints Balanced Strategy
Year Ended 12/31/15	11,511	$1.188804	to	$13.546956	$17,506	2.20%	0.00% to 0.55%	(2.84	) %	to	(2.30	) %
Year Ended 12/31/14	11,655	1.222287	to	13.866173	17,117	2.98	0.00 to 0.55	4.04		to	4.61
Year Ended 12/31/13	9,944	1.173673	to	13.255096	14,726	2.18	0.00 to 0.55	11.81		to	12.43
Year Ended 12/31/12	7,167	1.048620	to	11.789785	9,673	2.60	0.00 to 0.55	12.34		to	12.96
Period Ended 12/31/11 (2)	3,296	0.932549	to	10.437591	4,082	3.47	0.00 to 0.55	(6.79)		to	(6.53)
Russell LifePoints Growth Strategy
Year Ended 12/31/15	13,267	$1.188862	to	$12.631574	$19,036	1.81%	0.00% to 0.55%	(3.84	) %	to	(3.31	) %
Year Ended 12/31/14	13,525	1.235139	to	13.064429	20,126	3.03	0.00 to 0.55	3.19		to	3.76
Year Ended 12/31/13	11,741	1.195791	to	12.591524	16,736	2.32	0.00 to 0.55	15.92		to	16.56
Year Ended 12/31/12	9,304	1.030529	to	10.802768	11,345	2.26	0.00 to 0.55	13.59		to	14.22
Period Ended 12/31/11 (2)	1,932	0.906329	to	9.458077	3,034	3.58	0.00 to 0.55	(9.41)		to	(9.16)
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/15	6,000	$1.204105	to	$11.679451	$8,824	1.53%	0.00% to 0.55%	(4.40	) %	to	(3.87	) %
Year Ended 12/31/14	5,836	1.258221	to	12.149681	8,762	3.29	0.00 to 0.55	2.92		to	3.48
Year Ended 12/31/13	5,628	1.221337	to	11.740704	8,224	2.59	0.00 to 0.55	19.16		to	19.81
Year Ended 12/31/12	4,213	1.023971	to	9.799317	5,371	1.87	0.00 to 0.55	15.04		to	15.68
Period Ended 12/31/11 (2)	1,131	0.889198	to	8.471141	1,453	3.08	0.00 to 0.55	(11.12)		to	(10.88)
Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/15	3,059	$4.412123	to	$4.767003	$14,882	0.00%	0.00% to 0.55%	(25.44	) %	to	(25.03	) %
Year Ended 12/31/14	2,448	5.885213	to	6.387246	15,934	0.00	0.00 to 0.55	(17.39)		to	(16.94)
Period Ended 12/31/13 (3)	1,964	7.085099	to	7.724122	15,565	0.00	0.00 to 0.55	1.72		to	1.79

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on June 30, 2011.
(3)	Division commenced operations on November 15, 2013.

31

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Contract Owners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Northwestern Mutual Variable Life Account and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division and, Credit Suisse Trust Commodity Return Strategy Division, at December 31, 2015, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2015 by correspondence with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 25, 2016

32

Annual Report December 31, 2015

Northwestern Mutual Variable Life Account II Financial Statements

Northwestern Mutual Variable Life Account II Financial Statements

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$5,864	$9,882	$3,346	$1,369	$30,369
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	3	-	-	-	45

Total Assets	5,867	9,882	3,346	1,369	30,414

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	16	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	16	-	-	-

Total Net Assets	$5,867	$9,866	$3,346	$1,369	$30,414

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,731	$8,399	$2,216	$1,324	$22,738
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	3,044	1,147	1,104	2	6,168
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	92	320	26	43	1,508

Total Net Assets	$5,867	$9,866	$3,346	$1,369	$30,414

(1) Investments, at cost	$5,784	$8,631	$3,234	$1,376	$27,795
Mutual Fund Shares Held	2,090	3,690	2,170	1,330	7,825
(2) Accumulation Unit Value	$57.763945	$37.773111	$39.512372	$13.161232	$104.794845
Units Outstanding	47	222	56	101	217
(3) Accumulation Unit Value	$57.763945	$37.773111	$39.512372	$13.161232	$104.794845
Units Outstanding	53	30	28	-	59
(4) Accumulation Unit Value	$57.763945	$37.773111	$39.512372	$13.161232	$104.794845
Units Outstanding	2	8	1	3	15

The Accompanying Notes are an Integral Part of these Financial Statements.	1

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$343	$5,147	$8,299	$2,769	$9,360
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	25

Total Assets	343	5,147	8,299	2,769	9,385

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	14	-	-	-
Due to Participants	-	-	-	-	1

Total Liabilities	-	14	-	-	-

Total Net Assets	$343	$5,133	$8,299	$2,769	$9,385

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$328	$4,412	$5,579	$2,113	$7,918
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	15	640	2,433	654	1,220
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	-	81	287	2	247

Total Net Assets	$343	$5,133	$8,299	$2,769	$9,385

(1) Investments, at cost	$381	$4,202	$8,587	$2,987	$9,206
Mutual Fund Shares Held	348	3,640	5,327	892	5,279
(2) Accumulation Unit Value	$13.331635	$22.929503	$25.451821	$103.425002	$42.560713
Units Outstanding	25	192	219	20	186
(3) Accumulation Unit Value	$13.331635	$22.929503	$25.451821	$103.425002	$42.560713
Units Outstanding	1	27	96	6	29
(4) Accumulation Unit Value	$13.331635	$22.929503	$25.451821	$103.425002	$42.560713
Units Outstanding	-	3	11	-	6

2	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$4,534	$4,071	$2,797	$6,547	$6,807
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	10	-	-

Total Assets	4,534	4,071	2,807	6,547	6,807

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$4,534	$4,071	$2,807	$6,547	$6,807

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,758	$2,870	$2,671	$4,590	$6,338
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	1,676	1,065	20	1,845	174
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	100	136	116	112	295

Total Net Assets	$4,534	$4,071	$2,807	$6,547	$6,807

(1) Investments, at cost	$4,616	$3,807	$2,969	$6,610	$6,750
Mutual Fund Shares Held	2,946	1,715	2,467	3,112	5,241
(2) Accumulation Unit Value	$31.761925	$47.712811	$17.224563	$32.262868	$19.257803
Units Outstanding	87	60	155	142	329
(3) Accumulation Unit Value	$31.761925	$47.712811	$17.224563	$32.262868	$19.257803
Units Outstanding	53	22	2	57	9
(4) Accumulation Unit Value	$31.761925	$47.712811	$17.224563	$32.262868	$19.257803
Units Outstanding	3	3	7	3	15

The Accompanying Notes are an Integral Part of these Financial Statements.	3

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$4,259	$16,934	$6,337	$8,132	$703
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	1	7	84	-

Total Assets	4,259	16,935	6,344	8,216	703

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$4,259	$16,935	$6,344	$8,216	$703

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$3,562	$12,779	$5,715	$4,178	$642
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	541	3,787	426	3,986	61
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	156	369	203	52	-

Total Net Assets	$4,259	$16,935	$6,344	$8,216	$703

(1) Investments, at cost	$4,601	$19,052	$7,451	$8,132	$706
Mutual Fund Shares Held	4,987	10,505	7,872	8,132	684
(2) Accumulation Unit Value	$10.098885	$4.843231	$8.872116	$41.572750	$12.275717
Units Outstanding	353	2,639	644	100	52
(3) Accumulation Unit Value	$10.098885	$4.843231	$8.872116	$41.572750	$12.275717
Units Outstanding	54	782	49	98	5
(4) Accumulation Unit Value	$10.098885	$4.843231	$8.872116	$41.572750	$12.275717
Units Outstanding	15	76	24	3	-

4	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$11,858	$202	$1,316	$7,376	$3,867
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	9

Total Assets	11,858	202	1,316	7,376	3,876

Liabilities:
Due to Northwestern Mutual Life Insurance Company	13	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	13	-	-	-	-

Total Net Assets	$11,845	$202	$1,316	$7,376	$3,876

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$8,271	$178	$1,066	$5,849	$3,696
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	3,354	23	219	1,446	99
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	220	1	31	81	81

Total Net Assets	$11,845	$202	$1,316	$7,376	$3,876

(1) Investments, at cost	$12,036	$206	$1,384	$8,059	$4,297
Mutual Fund Shares Held	9,494	187	1,253	10,863	3,919
(2) Accumulation Unit Value	$212.549665	$18.898765	$13.593038	$43.377037	$15.597729
Units Outstanding	39	9	78	135	237
(3) Accumulation Unit Value	$212.549665	$18.898765	$13.593038	$43.377037	$15.597729
Units Outstanding	16	1	16	33	7
(4) Accumulation Unit Value	$212.549665	$18.898765	$13.593038	$43.377037	$15.597729
Units Outstanding	1	-	2	2	6

The Accompanying Notes are an Integral Part of these Financial Statements.	5

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$3,116	$494	$-	$-	$-
Fidelity Variable Insurance Products	-	-	10,356	3,957	-
Neuberger Berman Advisers Management Trust	-	-	-	-	2,376
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	3,116	494	10,356	3,957	2,376

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	-	8	-	-
Due to Participants	1	-	-	-	-

Total Liabilities	1	-	8	-	-

Total Net Assets	$3,115	$494	$10,348	$3,957	$2,376

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$1,182	$337	$7,398	$3,323	$2,187
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	1,496	86	2,663	434	71
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	437	71	287	200	118

Total Net Assets	$3,115	$494	$10,348	$3,957	$2,376

(1) Investments, at cost	$3,390	$534	$10,901	$3,915	$2,416
Mutual Fund Shares Held	2,256	447	325	119	111
(2) Accumulation Unit Value	$181.609174	$20.400265	$42.137819	$16.824006	$16.199640
Units Outstanding	6	17	176	198	135
(3) Accumulation Unit Value	$181.609174	$20.400265	$42.137819	$16.824006	$16.199640
Units Outstanding	8	4	63	26	4
(4) Accumulation Unit Value	$181.609174	$20.400265	$42.137819	$16.824006	$16.199640
Units Outstanding	2	3	7	12	7

6	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	2,861	1,827	4,106	4,526	8,027
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	-	-	-

Total Assets	2,862	1,827	4,106	4,526	8,027

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$2,862	$1,827	$4,106	$4,526	$8,027

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,456	$1,460	$2,934	$2,744	$7,140
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	382	364	1,136	1,594	640
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	24	3	36	188	247

Total Net Assets	$2,862	$1,827	$4,106	$4,526	$8,027

(1) Investments, at cost	$2,847	$2,026	$4,040	$4,705	$8,189
Mutual Fund Shares Held	172	141	365	441	546
(2) Accumulation Unit Value	$18.271298	$25.191084	$17.562157	$23.248775	$44.771967
Units Outstanding	134	58	167	118	159
(3) Accumulation Unit Value	$18.271298	$25.191084	$17.562157	$23.248775	$44.771967
Units Outstanding	21	14	65	69	14
(4) Accumulation Unit Value	$18.271298	$25.191084	$17.562157	$23.248775	$44.771967
Units Outstanding	1	-	2	8	6

The Accompanying Notes are an Integral Part of these Financial Statements.	7

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	144	650	751	290	-
Credit Suisse Trust	-	-	-	-	2,736
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	6

Total Assets	144	650	751	290	2,742

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$144	$650	$751	$290	$2,742

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$34	$609	$666	$282	$2,605
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	110	41	-	8	55
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	-	-	85	-	82

Total Net Assets	$144	$650	$751	$290	$2,742

(1) Investments, at cost	$150	$702	$838	$327	$3,807
Mutual Fund Shares Held	15	69	84	35	700
(2) Accumulation Unit Value	$13.984420	$13.546956	$12.631574	$11.679451	$4.412123
Units Outstanding	2	45	53	24	590
(3) Accumulation Unit Value	$13.984420	$13.546956	$12.631574	$11.679451	$4.412123
Units Outstanding	8	3	-	1	14
(4) Accumulation Unit Value	$13.984420	$13.546956	$12.631574	$11.679451	$4.412123
Units Outstanding	-	-	7	-	20

8	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$42	$-	$70	$12	$474
Waiver income	-	-	-	-	-

Net investment income (loss)	42	-	70	12	474

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	87	283	87	87	1,051
Realized gain distribution	406	989	50	73	498

Realized gains (losses)	493	1,272	137	160	1,549

Change in unrealized appreciation/(depreciation) of investments during the period	(217)	(148)	(311)	(211)	(1,734)

Net increase (decrease) in net assets resulting from operations	$318	$1,124	$(104)	$(39)	$289

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$5	$90	$140	$1	$96
Waiver income	-	-	-	-	-

Net investment income (loss)	5	90	140	1	96

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1)	254	235	18	95
Realized gain distribution	30	-	323	253	550

Realized gains (losses)	29	254	558	271	645

Change in unrealized appreciation/(depreciation) of investments during the period	(49)	(347)	(1,251)	(263)	(975)

Net increase (decrease) in net assets resulting from operations	$(15)	$(3)	$(553)	$9	$(234)

The Accompanying Notes are an Integral Part of these Financial Statements.	9

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$72	$4	$-	$45	$106
Waiver income	-	-	-	-	-

Net investment income (loss)	72	4	-	45	106

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	397	131	30	233	45
Realized gain distribution	442	208	8	386	-

Realized gains (losses)	839	339	38	619	45

Change in unrealized appreciation/(depreciation) of investments during the period	(965)	(342)	(88)	(1,029)	(299)

Net increase (decrease) in net assets resulting from operations	$(54)	$1	$(50)	$(365)	$(148)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$82	$486	$51	$-	$4
Waiver income	-	-	-	-	-

Net investment income (loss)	82	486	51	-	4

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	31	45	(29)	-	-
Realized gain distribution	85	655	-	-	-

Realized gains (losses)	116	700	(29)	-	-

Change in unrealized appreciation/(depreciation) of investments during the period	(302)	(1,657)	(788)	-	(2)

Net increase (decrease) in net assets resulting from operations	$(104)	$(471)	$(766)	$-	$2

10	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$179	$5	$30	$332	$199
Waiver income	-	-	-	-	-

Net investment income (loss)	179	5	30	332	199

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(26)	1	(10)	(42)	(7)
Realized gain distribution	54	-	-	-	52

Realized gains (losses)	28	1	(10)	(42)	45

Change in unrealized appreciation/(depreciation) of investments during the period	(154)	(11)	(50)	(434)	(338)

Net increase (decrease) in net assets resulting from operations	$53	$(5)	$(30)	$(144)	$(94)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$63	$8	$28	$32	$13
Waiver income	-	-	-	-	-

Net investment income (loss)	63	8	28	32	13

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(26)	15	43	37	34
Realized gain distribution	146	19	1,167	243	204

Realized gains (losses)	120	34	1,210	280	238

Change in unrealized appreciation/(depreciation) of investments during the period	(192)	(42)	(1,443)	(329)	(266)

Net increase (decrease) in net assets resulting from operations	$(9)	$-	$(205)	$(17)	$(15)

The Accompanying Notes are an Integral Part of these Financial Statements.	11

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$23	$12	$41	$103	$122
Waiver income	-	-	-	-	-

Net investment income (loss)	23	12	41	103	122

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	167	72	124	(7)	56
Realized gain distribution	246	177	-	51	355

Realized gains (losses)	413	249	124	44	411

Change in unrealized appreciation/(depreciation) of investments during the period	(403)	(405)	(275)	(158)	(531)

Net increase (decrease) in net assets resulting from operations	$33	$(144)	$(110)	$(11)	$2

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Commodity Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$2	$12	$13	$4	$-
Waiver income	-	-	-	-	2

Net investment income (loss)	2	12	13	4	2

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	4	6	-	(62)
Realized gain distribution	2	33	46	21	-

Realized gains (losses)	2	37	52	21	(62)

Change in unrealized appreciation/(depreciation) of investments during the period	(5)	(60)	(93)	(37)	(693)

Net increase (decrease) in net assets resulting from operations	$(1)	$(11)	$(28)	$(12)	$(753)

12	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$42	$29	$-	$1
Net realized gains (losses)	493	997	1,272	815
Net change in unrealized appreciation/(depreciation)	(217)	(629)	(148)	(144)

Net increase (decrease) in net assets resulting from operations	318	397	1,124	672

Contract Transactions:
Contract owners’ net payments	552	466	1,812	1,307
Policy loans, surrenders and death benefits	(156)	(248)	(461)	(149)
Mortality and other (net)	(223)	(192)	(494)	(346)
Transfers from other divisions or sponsor	28,745	29,879	14,781	10,471
Transfers to other divisions or sponsor	(28,939)	(28,991)	(14,815)	(9,947)

Net increase (decrease) in net assets resulting from contract transactions	(21)	914	823	1,336

Net increase (decrease) in net assets	297	1,311	1,947	2,008

Net Assets:
Beginning of period	5,570	4,259	7,919	5,911

End of period	$5,867	$5,570	$9,866	$7,919

Units issued during the period	585	622	475	407
Units redeemed during the period	(584)	(605)	(454)	(363)

Net units issued (redeemed) during period	1	17	21	44

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$70	$43	$12	$1
Net realized gains (losses)	137	365	160	115
Net change in unrealized appreciation/(depreciation)	(311)	(176)	(211)	43

Net increase (decrease) in net assets resulting from operations	(104)	232	(39)	159

Contract Transactions:
Contract owners’ net payments	447	465	211	319
Policy loans, surrenders and death benefits	(202)	(157)	(51)	(17)
Mortality and other (net)	(185)	(165)	(58)	(50)
Transfers from other divisions or sponsor	12,102	9,099	1,743	1,480
Transfers to other divisions or sponsor	(11,921)	(8,892)	(1,832)	(1,554)

Net increase (decrease) in net assets resulting from contract transactions	241	350	13	178

Net increase (decrease) in net assets	137	582	(26)	337

Net Assets:
Beginning of period	3,209	2,627	1,395	1,058

End of period	$3,346	$3,209	$1,369	$1,395

Units issued during the period	335	250	150	147
Units redeemed during the period	(329)	(240)	(150)	(131)

Net units issued (redeemed) during period	6	10	-	16

The Accompanying Notes are an Integral Part of these Financial Statements.	13

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$474	$335	$5	$-
Net realized gains (losses)	1,549	1,472	29	45
Net change in unrealized appreciation/(depreciation)	(1,734)	899	(49)	(12)

Net increase (decrease) in net assets resulting from operations	289	2,706	(15)	33

Contract Transactions:
Contract owners’ net payments	3,256	2,793	103	102
Policy loans, surrenders and death benefits	(1,073)	(617)	(2)	(80)
Mortality and other (net)	(988)	(706)	(22)	(25)
Transfers from other divisions or sponsor	75,865	63,608	522	440
Transfers to other divisions or sponsor	(72,560)	(60,395)	(527)	(378)

Net increase (decrease) in net assets resulting from contract transactions	4,500	4,683	74	59

Net increase (decrease) in net assets	4,789	7,389	59	92

Net Assets:
Beginning of period	25,625	18,236	284	192

End of period	$30,414	$25,625	$343	$284

Units issued during the period	820	718	49	42
Units redeemed during the period	(776)	(670)	(44)	(37)

Net units issued (redeemed) during period	44	48	5	5

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$90	$76	$140	$75
Net realized gains (losses)	254	276	558	546
Net change in unrealized appreciation/(depreciation)	(347)	227	(1,251)	(178)

Net increase (decrease) in net assets resulting from operations	(3)	579	(553)	443

Contract Transactions:
Contract owners’ net payments	855	814	1,548	1,061
Policy loans, surrenders and death benefits	(283)	(175)	(397)	(99)
Mortality and other (net)	(251)	(235)	(392)	(276)
Transfers from other divisions or sponsor	11,675	7,999	30,753	25,624
Transfers to other divisions or sponsor	(11,483)	(8,329)	(28,816)	(25,585)

Net increase (decrease) in net assets resulting from contract transactions	513	74	2,696	725

Net increase (decrease) in net assets	510	653	2,143	1,168

Net Assets:
Beginning of period	4,623	3,970	6,156	4,988

End of period	$5,133	$4,623	$8,299	$6,156

Units issued during the period	583	436	1,321	1,123
Units redeemed during the period	(562)	(432)	(1,221)	(1,093)

Net units issued (redeemed) during period	21	4	100	30

14	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$1	$8	$96	$79
Net realized gains (losses)	271	564	645	580
Net change in unrealized appreciation/(depreciation)	(263)	(390)	(975)	11

Net increase (decrease) in net assets resulting from operations	9	182	(234)	670

Contract Transactions:
Contract owners’ net payments	437	414	1,195	1,227
Policy loans, surrenders and death benefits	(78)	(132)	(157)	(194)
Mortality and other (net)	(130)	(122)	(358)	(304)
Transfers from other divisions or sponsor	6,289	7,183	30,175	27,928
Transfers to other divisions or sponsor	(6,304)	(7,523)	(29,363)	(27,151)

Net increase (decrease) in net assets resulting from contract transactions	214	(180)	1,492	1,506

Net increase (decrease) in net assets	223	2	1,258	2,176

Net Assets:
Beginning of period	2,546	2,544	8,127	5,951

End of period	$2,769	$2,546	$9,385	$8,127

Units issued during the period	66	82	730	716
Units redeemed during the period	(65)	(84)	(696)	(679)

Net units issued (redeemed) during period	1	(2)	34	37

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$72	$39	$4	$-
Net realized gains (losses)	839	374	339	556
Net change in unrealized appreciation/(depreciation)	(965)	188	(342)	(249)

Net increase (decrease) in net assets resulting from operations	(54)	601	1	307

Contract Transactions:
Contract owners’ net payments	777	586	522	420
Policy loans, surrenders and death benefits	(196)	(33)	(185)	(170)
Mortality and other (net)	(207)	(151)	(180)	(161)
Transfers from other divisions or sponsor	13,901	14,334	14,149	12,039
Transfers to other divisions or sponsor	(14,303)	(13,838)	(14,069)	(11,753)

Net increase (decrease) in net assets resulting from contract transactions	(28)	898	237	375

Net increase (decrease) in net assets	(82)	1,499	238	682

Net Assets:
Beginning of period	4,616	3,117	3,833	3,151

End of period	$4,534	$4,616	$4,071	$3,833

Units issued during the period	529	570	306	292
Units redeemed during the period	(530)	(539)	(302)	(283)

Net units issued (redeemed) during period	(1)	31	4	9

The Accompanying Notes are an Integral Part of these Financial Statements.	15

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$-	$29	$45	$22
Net realized gains (losses)	38	369	619	314
Net change in unrealized appreciation/(depreciation)	(88)	(285)	(1,029)	(299)

Net increase (decrease) in net assets resulting from operations	(50)	113	(365)	37

Contract Transactions:
Contract owners’ net payments	460	409	999	786
Policy loans, surrenders and death benefits	(68)	(29)	(312)	(103)
Mortality and other (net)	(113)	(74)	(277)	(239)
Transfers from other divisions or sponsor	4,422	2,647	17,994	21,198
Transfers to other divisions or sponsor	(3,925)	(2,366)	(17,897)	(20,444)

Net increase (decrease) in net assets resulting from contract transactions	776	587	507	1,198

Net increase (decrease) in net assets	726	700	142	1,235

Net Assets:
Beginning of period	2,081	1,381	6,405	5,170

End of period	$2,807	$2,081	$6,547	$6,405

Units issued during the period	286	187	648	734
Units redeemed during the period	(240)	(151)	(634)	(698)

Net units issued (redeemed) during period	46	36	14	36

	International Growth Division		Research International Core Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$106	$62	$82	$35
Net realized gains (losses)	45	66	116	43
Net change in unrealized appreciation/(depreciation)	(299)	(357)	(302)	(271)

Net increase (decrease) in net assets resulting from operations	(148)	(229)	(104)	(193)

Contract Transactions:
Contract owners’ net payments	1,420	1,106	1,032	731
Policy loans, surrenders and death benefits	(329)	(211)	(219)	(21)
Mortality and other (net)	(360)	(265)	(241)	(138)
Transfers from other divisions or sponsor	12,134	8,241	10,760	7,407
Transfers to other divisions or sponsor	(11,052)	(7,623)	(9,825)	(6,624)

Net increase (decrease) in net assets resulting from contract transactions	1,813	1,248	1,507	1,355

Net increase (decrease) in net assets	1,665	1,019	1,403	1,162

Net Assets:
Beginning of period	5,142	4,123	2,856	1,694

End of period	$6,807	$5,142	$4,259	$2,856

Units issued during the period	710	484	1,209	800
Units redeemed during the period	(619)	(423)	(1,067)	(674)

Net units issued (redeemed) during period	91	61	142	126

16	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$486	$276	$51	$25
Net realized gains (losses)	700	1,320	(29)	(2)
Net change in unrealized appreciation/(depreciation)	(1,657)	(2,958)	(788)	(304)

Net increase (decrease) in net assets resulting from operations	(471)	(1,362)	(766)	(281)

Contract Transactions:
Contract owners’ net payments	2,846	2,420	1,612	1,143
Policy loans, surrenders and death benefits	(593)	(500)	(234)	(34)
Mortality and other (net)	(810)	(692)	(362)	(213)
Transfers from other divisions or sponsor	54,852	53,712	15,716	7,891
Transfers to other divisions or sponsor	(52,973)	(52,696)	(14,233)	(6,594)

Net increase (decrease) in net assets resulting from contract transactions	3,322	2,244	2,499	2,193

Net increase (decrease) in net assets	2,851	882	1,733	1,912

Net Assets:
Beginning of period	14,084	13,202	4,611	2,699

End of period	$16,935	$14,084	$6,344	$4,611

Units issued during the period	12,223	11,222	1,940	882
Units redeemed during the period	(11,571)	(10,807)	(1,679)	(677)

Net units issued (redeemed) during period	652	415	261	205

	Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$-	$4	$4	$2
Net realized gains (losses)	-	-	-	1
Net change in unrealized appreciation/(depreciation)	-	-	(2)	(2)

Net increase (decrease) in net assets resulting from operations	-	4	2	1

Contract Transactions:
Contract owners’ net payments	22,261	15,806	195	78
Policy loans, surrenders and death benefits	(262)	(89)	(5)	(2)
Mortality and other (net)	(450)	(387)	(37)	(18)
Transfers from other divisions or sponsor	43,201	24,744	1,287	706
Transfers to other divisions or sponsor	(62,400)	(40,902)	(995)	(667)

Net increase (decrease) in net assets resulting from contract transactions	2,350	(828)	445	97

Net increase (decrease) in net assets	2,350	(824)	447	98

Net Assets:
Beginning of period	5,866	6,690	256	158

End of period	$8,216	$5,866	$703	$256

Units issued during the period	1,639	1,025	135	67
Units redeemed during the period	(1,580)	(1,044)	(99)	(59)

Net units issued (redeemed) during period	59	(19)	36	8

The Accompanying Notes are an Integral Part of these Financial Statements.	17

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$179	$204	$5	$2
Net realized gains (losses)	28	(81)	1	1
Net change in unrealized appreciation/(depreciation)	(154)	395	(11)	17

Net increase (decrease) in net assets resulting from operations	53	518	(5)	20

Contract Transactions:
Contract owners’ net payments	1,764	1,469	49	21
Policy loans, surrenders and death benefits	(716)	(383)	(26)	(85)
Mortality and other (net)	(549)	(453)	(17)	(6)
Transfers from other divisions or sponsor	59,705	47,394	405	240
Transfers to other divisions or sponsor	(59,112)	(46,142)	(378)	(155)

Net increase (decrease) in net assets resulting from contract transactions	1,092	1,885	33	15

Net increase (decrease) in net assets	1,145	2,403	28	35

Net Assets:
Beginning of period	10,700	8,297	174	139

End of period	$11,845	$10,700	$202	$174

Units issued during the period	292	246	27	15
Units redeemed during the period	(287)	(236)	(26)	(15)

Net units issued (redeemed) during period	5	10	1	-

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$30	$6	$332	$271
Net realized gains (losses)	(10)	(7)	(42)	130
Net change in unrealized appreciation/(depreciation)	(50)	21	(434)	(336)

Net increase (decrease) in net assets resulting from operations	(30)	20	(144)	65

Contract Transactions:
Contract owners’ net payments	235	156	1,168	1,139
Policy loans, surrenders and death benefits	(126)	(41)	(169)	(6)
Mortality and other (net)	(63)	(39)	(283)	(238)
Transfers from other divisions or sponsor	2,712	2,754	17,469	14,667
Transfers to other divisions or sponsor	(2,638)	(2,252)	(16,550)	(14,948)

Net increase (decrease) in net assets resulting from contract transactions	120	578	1,635	614

Net increase (decrease) in net assets	90	598	1,491	679

Net Assets:
Beginning of period	1,226	628	5,885	5,206

End of period	$1,316	$1,226	$7,376	$5,885

Units issued during the period	220	218	444	405
Units redeemed during the period	(211)	(178)	(408)	(391)

Net units issued (redeemed) during period	9	40	36	14

18	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$199	$71	$63	$74
Net realized gains (losses)	45	1	120	309
Net change in unrealized appreciation/(depreciation)	(338)	(12)	(192)	(213)

Net increase (decrease) in net assets resulting from operations	(94)	60	(9)	170

Contract Transactions:
Contract owners’ net payments	822	658	338	177
Policy loans, surrenders and death benefits	(168)	(17)	(110)	(127)
Mortality and other (net)	(182)	(120)	(116)	(110)
Transfers from other divisions or sponsor	6,694	3,510	30,121	33,246
Transfers to other divisions or sponsor	(6,196)	(3,170)	(29,928)	(33,281)

Net increase (decrease) in net assets resulting from contract transactions	970	861	305	(95)

Net increase (decrease) in net assets	876	921	296	75

Net Assets:
Beginning of period	3,000	2,079	2,819	2,744

End of period	$3,876	$3,000	$3,115	$2,819

Units issued during the period	488	267	166	191
Units redeemed during the period	(425)	(214)	(165)	(191)

Net units issued (redeemed) during period	63	53	1	-

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$8	$10	$28	$2
Net realized gains (losses)	34	60	1,210	334
Net change in unrealized appreciation/(depreciation)	(42)	(49)	(1,443)	200

Net increase (decrease) in net assets resulting from operations	-	21	(205)	536

Contract Transactions:
Contract owners’ net payments	28	49	1,463	1,246
Policy loans, surrenders and death benefits	(11)	(5)	(500)	(271)
Mortality and other (net)	(26)	(23)	(432)	(358)
Transfers from other divisions or sponsor	1,426	707	28,644	32,888
Transfers to other divisions or sponsor	(1,393)	(656)	(28,263)	(31,932)

Net increase (decrease) in net assets resulting from contract transactions	24	72	912	1,573

Net increase (decrease) in net assets	24	93	707	2,109

Net Assets:
Beginning of period	470	377	9,641	7,532

End of period	$494	$470	$10,348	$9,641

Units issued during the period	81	38	800	931
Units redeemed during the period	(79)	(36)	(779)	(893)

Net units issued (redeemed) during period	2	2	21	38

The Accompanying Notes are an Integral Part of these Financial Statements.	19

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$32	$17	$13	$5
Net realized gains (losses)	280	78	238	21
Net change in unrealized appreciation/(depreciation)	(329)	120	(266)	103

Net increase (decrease) in net assets resulting from operations	(17)	215	(15)	129

Contract Transactions:
Contract owners’ net payments	1,073	602	733	427
Policy loans, surrenders and death benefits	(183)	(25)	(83)	(17)
Mortality and other (net)	(229)	(127)	(159)	(87)
Transfers from other divisions or sponsor	7,172	4,049	4,311	2,501
Transfers to other divisions or sponsor	(6,291)	(3,678)	(3,984)	(2,237)

Net increase (decrease) in net assets resulting from contract transactions	1,542	821	818	587

Net increase (decrease) in net assets	1,525	1,036	803	716

Net Assets:
Beginning of period	2,432	1,396	1,573	857

End of period	$3,957	$2,432	$2,376	$1,573

Units issued during the period	503	305	321	205
Units redeemed during the period	(412)	(253)	(272)	(166)

Net units issued (redeemed) during period	91	52	49	39

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$23	$33	$12	$5
Net realized gains (losses)	413	494	249	291
Net change in unrealized appreciation/(depreciation)	(403)	(203)	(405)	(262)

Net increase (decrease) in net assets resulting from operations	33	324	(144)	34

Contract Transactions:
Contract owners’ net payments	267	281	183	256
Policy loans, surrenders and death benefits	(240)	(104)	(108)	(38)
Mortality and other (net)	(120)	(125)	(86)	(97)
Transfers from other divisions or sponsor	5,815	5,506	5,330	4,710
Transfers to other divisions or sponsor	(5,882)	(5,439)	(5,250)	(4,813)

Net increase (decrease) in net assets resulting from contract transactions	(160)	119	69	18

Net increase (decrease) in net assets	(127)	443	(75)	52

Net Assets:
Beginning of period	2,989	2,546	1,902	1,850

End of period	$2,862	$2,989	$1,827	$1,902

Units issued during the period	342	349	212	192
Units redeemed during the period	(351)	(341)	(210)	(191)

Net units issued (redeemed) during period	(9)	8	2	1

20	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$41	$66	$103	$45
Net realized gains (losses)	124	73	44	76
Net change in unrealized appreciation/(depreciation)	(275)	(298)	(158)	36

Net increase (decrease) in net assets resulting from operations	(110)	(159)	(11)	157

Contract Transactions:
Contract owners’ net payments	411	522	680	475
Policy loans, surrenders and death benefits	(384)	(66)	(293)	(39)
Mortality and other (net)	(151)	(143)	(271)	(166)
Transfers from other divisions or sponsor	9,328	7,975	21,481	12,173
Transfers to other divisions or sponsor	(8,470)	(7,783)	(20,911)	(11,226)

Net increase (decrease) in net assets resulting from contract transactions	734	505	686	1,217

Net increase (decrease) in net assets	624	346	675	1,374

Net Assets:
Beginning of period	3,482	3,136	3,851	2,477

End of period	$4,106	$3,482	$4,526	$3,851

Units issued during the period	535	461	1,021	560
Units redeemed during the period	(497)	(434)	(992)	(507)

Net units issued (redeemed) during period	38	27	29	53

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$122	$200	$2	$3
Net realized gains (losses)	411	379	2	2
Net change in unrealized appreciation/(depreciation)	(531)	201	(5)	-

Net increase (decrease) in net assets resulting from operations	2	780	(1)	5

Contract Transactions:
Contract owners’ net payments	1,443	1,197	86	33
Policy loans, surrenders and death benefits	(434)	(204)	7	7
Mortality and other (net)	(395)	(307)	(10)	(11)
Transfers from other divisions or sponsor	15,855	12,210	142	67
Transfers to other divisions or sponsor	(15,098)	(11,797)	(183)	(107)

Net increase (decrease) in net assets resulting from contract transactions	1,371	1,099	42	(11)

Net increase (decrease) in net assets	1,373	1,879	41	(6)

Net Assets:
Beginning of period	6,654	4,775	103	109

End of period	$8,027	$6,654	$144	$103

Units issued during the period	396	331	17	8
Units redeemed during the period	(366)	(305)	(14)	(9)

Net units issued (redeemed) during period	30	26	3	(1)

The Accompanying Notes are an Integral Part of these Financial Statements.	21

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$12	$12	$13	$17
Net realized gains (losses)	37	20	52	15
Net change in unrealized appreciation/(depreciation)	(60)	(15)	(93)	(15)

Net increase (decrease) in net assets resulting from operations	(11)	17	(28)	17

Contract Transactions:
Contract owners’ net payments	152	101	236	167
Policy loans, surrenders and death benefits	1	(1)	(46)	(17)
Mortality and other (net)	(33)	(30)	(47)	(37)
Transfers from other divisions or sponsor	743	511	573	449
Transfers to other divisions or sponsor	(622)	(609)	(554)	(272)

Net increase (decrease) in net assets resulting from contract transactions	241	(28)	162	290

Net increase (decrease) in net assets	230	(11)	134	307

Net Assets:
Beginning of period	420	431	617	310

End of period	$650	$420	$751	$617

Units issued during the period	65	49	61	51
Units redeemed during the period	(47)	(51)	(49)	(28)

Net units issued (redeemed) during period	18	(2)	12	23

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$4	$6	$2	$2
Net realized gains (losses)	21	3	(62)	(3)
Net change in unrealized appreciation/(depreciation)	(37)	(5)	(693)	(399)

Net increase (decrease) in net assets resulting from operations	(12)	4	(753)	(400)

Contract Transactions:
Contract owners’ net payments	85	90	849	657
Policy loans, surrenders and death benefits	(5)	-	(143)	39
Mortality and other (net)	(29)	(21)	(157)	(100)
Transfers from other divisions or sponsor	208	107	5,218	3,599
Transfers to other divisions or sponsor	(171)	(81)	(4,312)	(3,070)

Net increase (decrease) in net assets resulting from contract transactions	88	95	1,455	1,125

Net increase (decrease) in net assets	76	99	702	725

Net Assets:
Beginning of period	214	115	2,040	1,315

End of period	$290	$214	$2,742	$2,040

Units issued during the period	24	16	1,189	608
Units redeemed during the period	(16)	(9)	(911)	(448)

Net units issued (redeemed) during period	8	7	278	160

22	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2015

1.	Organization

Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements and footnotes of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2015, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

23

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2015 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$1,798	$1,375
Focused Appreciation	3,718	1,887
Large Cap Core Stock	933	573
Large Cap Blend	564	465
Index 500 Stock	11,313	5,871
Large Company Value	195	86
Domestic Equity	1,687	1,060
Equity Income	4,846	1,686
Mid Cap Growth Stock	922	454
Index 400 Stock	3,301	1,188
Mid Cap Value	2,043	1,556
Small Cap Growth Stock	1,246	798
Index 600 Stock	1,154	378
Small Cap Value	2,354	1,415
International Growth	2,868	942
Research International Core	2,365	687
International Equity	6,924	2,459
Emerging Markets Equity	3,537	991
Money Market	27,609	25,214
Short-Term Bond	544	94
Select Bond	4,007	2,656
Long-Term U.S. Government Bond	153	115
Inflation Protection	662	510
High Yield Bond	3,524	1,556
Multi-Sector Bond	1,817	603
Balanced	1,093	579
Asset Allocation	224	173
Fidelity VIP Mid Cap	3,733	1,615
Fidelity VIP Contrafund	2,400	579
Neuberger Berman AMT Socially Responsive	1,423	390
Russell Multi-Style Equity	829	721
Russell Aggressive Equity	619	363
Russell Non-U.S.	1,769	997
Russell Core Bond	1,772	927
Russell Global Real Estate Securities	3,047	1,197
Russell LifePoints Moderate Strategy	157	110
Russell LifePoints Balanced Strategy	396	110
Russell LifePoints Growth Strategy	356	135
Russell LifePoints Equity Growth Strategy	156	43
Credit Suisse Trust Commodity Return Strategy	1,950	497

24

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2015

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

A deduction for the mortality and expense risks for Custom Variable Universal Life policies is determined monthly at an annual rate of 0.22% of the amount invested in the Account for the Policy for the first ten Policy years, 0.07% for the next ten Policy years and 0.00% thereafter. A deduction for the mortality and expense risks for Executive Variable Universal Life policies is determined monthly at an annual rate of 0.10% of the amounts invested in the Account for the Policy for the first ten Policy years, and 0.00% thereafter. For Policies without the Surrender of Policy Endorsement, the current charge is assessed monthly at an annual rate of 0.00% of the amount invested in the Account for the Policy. A deduction for the mortality and expense risks for Survivorship Variable Universal Life Policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account for the Policy.

Additional mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years on all Survivorship Variable Universal Life policies based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are determined monthly and are paid for Northwestern Mutual to cover the cost of providing insurance protection. This cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed death benefit among other charges which are detailed in the Prospectus.

The charges noted are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

On September 18, 2013, the Securities Exchange Commission approved an application from Northwestern Mutual on behalf of the Account permitting Northwestern Mutual to automatically transfer all remaining contract values in the Northwestern Mutual Commodities Return Strategy Division to the Credit Suisse Trust Commodity Return Strategy Division. The transfer was executed on November 15, 2013. The net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio were limited to 1.05% of average net assets through November 15, 2015 by Credit Suisse Trust and Credit Suisse Asset Management, LLC. Pursuant to the substitution order of the Securities and Exchange Commission, effective November 15, 2013 through November 15, 2015, Northwestern Mutual reimbursed contract owners to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded that of the fee waiver agreement of 0.95% of the Northwestern Mutual Commodities Return Strategy Portfolio which was in place at the time of the substitution. The final expense reimbursement was executed effective November 15, 2015.

5.	Subsequent Events

Effective on or about May 1, 2016, the Money Market Division will be renamed the Government Money Market Division.

25

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2015

6.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)
Growth Stock
Year Ended 12/31/15	102	$57.763945	$5,867	0.74%	0.00%	6.01%
Year Ended 12/31/14	101	54.488126	5,570	0.61	0.00	9.02
Year Ended 12/31/13	84	49.977915	4,259	0.67	0.00	35.86
Year Ended 12/31/12	90	36.785012	3,341	0.59	0.00	12.94
Year Ended 12/31/11	60	32.569595	1,953	0.80	0.00	(1.30)
Focused Appreciation
Year Ended 12/31/15	260	$37.773111	$9,866	0.00%	0.00%	13.64%
Year Ended 12/31/14	239	33.238141	7,919	0.02	0.00	9.43
Year Ended 12/31/13	195	30.372615	5,911	0.49	0.00	29.01
Year Ended 12/31/12	165	23.543734	3,874	0.28	0.00	20.14
Year Ended 12/31/11	193	19.596705	3,782	0.18	0.00	(6.10)
Large Cap Core Stock
Year Ended 12/31/15	85	$39.512372	$3,346	2.16%	0.00%	(3.06	) %
Year Ended 12/31/14	79	40.759702	3,209	1.50	0.00	8.56
Year Ended 12/31/13	69	37.544148	2,627	1.14	0.00	28.58
Year Ended 12/31/12	65	29.198468	1,897	1.29	0.00	11.63
Year Ended 12/31/11	55	26.156583	1,456	1.15	0.00	(1.21)
Large Cap Blend
Year Ended 12/31/15	104	$13.161232	$1,369	0.88%	0.00%	(2.42	) %
Year Ended 12/31/14	104	13.487127	1,395	0.04	0.00	12.58
Year Ended 12/31/13	88	11.980322	1,058	1.08	0.00	30.86
Year Ended 12/31/12	58	9.155103	527	1.17	0.00	15.20
Period Ended 12/31/11 (2)	14	7.947227	111	2.27	0.00	(5.56)
Index 500 Stock
Year Ended 12/31/15	291	$104.794845	$30,414	1.71%	0.00%	1.17%
Year Ended 12/31/14	247	103.583087	25,625	1.58	0.00	13.46
Year Ended 12/31/13	199	91.297175	18,236	1.84	0.00	32.05
Year Ended 12/31/12	156	69.136117	10,814	1.77	0.00	15.76
Year Ended 12/31/11	118	59.726031	7,036	1.84	0.00	1.95
Large Company Value
Year Ended 12/31/15	26	$13.331635	$343	1.71%	0.00%	(3.85	) %
Year Ended 12/31/14	21	13.865219	284	0.00	0.00	13.03
Year Ended 12/31/13	16	12.266796	192	2.04	0.00	31.29
Year Ended 12/31/12	6	9.343226	52	2.32	0.00	16.47
Period Ended 12/31/11 (2)	1	8.021755	10	5.34	0.00	(3.12)
Domestic Equity
Year Ended 12/31/15	222	$22.929503	$5,133	1.85%	0.00%	(0.09	) %
Year Ended 12/31/14	201	22.950784	4,623	1.73	0.00	13.87
Year Ended 12/31/13	197	20.154766	3,970	1.65	0.00	34.03
Year Ended 12/31/12	190	15.037814	2,843	2.15	0.00	14.35
Year Ended 12/31/11	194	13.151218	2,548	2.12	0.00	0.91
Equity Income
Year Ended 12/31/15	326	$25.451821	$8,299	1.79%	0.00%	(6.74	) %
Year Ended 12/31/14	226	27.291728	6,156	1.26	0.00	7.43
Year Ended 12/31/13	196	25.403806	4,988	1.37	0.00	29.94
Year Ended 12/31/12	160	19.550985	3,140	1.57	0.00	17.23
Year Ended 12/31/11	152	16.677245	2,540	1.64	0.00	(0.92)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on June 30, 2011.

26

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2015

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)
Mid Cap Growth Stock
Year Ended 12/31/15	26	$103.425002	$2,769	0.04%	0.00%	0.71%
Year Ended 12/31/14	25	102.693582	2,546	0.35	0.00	8.49
Year Ended 12/31/13	27	94.654719	2,544	0.32	0.00	25.53
Year Ended 12/31/12	22	75.402575	1,654	0.12	0.00	11.97
Year Ended 12/31/11	31	67.344023	2,087	0.24	0.00	(6.18)
Index 400 Stock
Year Ended 12/31/15	221	$42.560713	$9,385	1.08%	0.00%	(2.38	) %
Year Ended 12/31/14	187	43.598907	8,127	1.05	0.00	9.42
Year Ended 12/31/13	150	39.846886	5,951	1.08	0.00	33.16
Year Ended 12/31/12	118	29.923387	3,517	0.92	0.00	17.64
Year Ended 12/31/11	135	25.435391	3,453	0.86	0.00	(1.92)
Mid Cap Value
Year Ended 12/31/15	143	$31.761925	$4,534	1.58%	0.00%	(1.33	) %
Year Ended 12/31/14	144	32.189353	4,616	1.01	0.00	16.69
Year Ended 12/31/13	113	27.585004	3,117	0.97	0.00	30.24
Year Ended 12/31/12	100	21.179677	2,108	1.46	0.00	16.57
Year Ended 12/31/11	50	18.168731	902	2.35	0.00	(0.61)
Small Cap Growth Stock
Year Ended 12/31/15	85	$47.712811	$4,071	0.11%	0.00%	0.32%
Year Ended 12/31/14	81	47.561777	3,833	0.00	0.00	8.66
Year Ended 12/31/13	72	43.773190	3,151	0.49	0.00	38.60
Year Ended 12/31/12	75	31.582975	2,364	0.00	0.00	9.48
Year Ended 12/31/11	72	28.847575	2,054	0.36	0.00	(2.78)
Index 600 Stock
Year Ended 12/31/15	164	$17.224563	$2,807	0.00%	0.00%	(2.35	) %
Year Ended 12/31/14	118	17.638780	2,081	1.71	0.00	5.34
Year Ended 12/31/13	82	16.744685	1,381	4.36	0.00	40.67
Year Ended 12/31/12	35	11.903891	412	4.14	0.00	15.80
Period Ended 12/31/11 (2)	2	10.280016	21	1.82	0.00	(6.01)
Small Cap Value
Year Ended 12/31/15	202	$32.262868	$6,547	0.69%	0.00%	(5.45	) %
Year Ended 12/31/14	188	34.121874	6,405	0.37	0.00	0.22
Year Ended 12/31/13	152	34.046809	5,170	1.14	0.00	31.76
Year Ended 12/31/12	137	25.839588	3,553	0.38	0.00	16.33
Year Ended 12/31/11	125	22.212770	2,779	0.63	0.00	(1.36)
International Growth
Year Ended 12/31/15	353	$19.257803	$6,807	1.70%	0.00%	(1.73	) %
Year Ended 12/31/14	262	19.596007	5,142	1.30	0.00	(4.52)
Year Ended 12/31/13	201	20.524033	4,123	1.41	0.00	19.81
Year Ended 12/31/12	170	17.130842	2,904	1.36	0.00	17.99
Year Ended 12/31/11	139	14.519220	2,006	1.18	0.00	(13.17)
Research International Core
Year Ended 12/31/15	422	$10.098885	$4,259	2.15%	0.00%	(1.11	) %
Year Ended 12/31/14	280	10.212438	2,856	1.52	0.00	(6.71)
Year Ended 12/31/13	154	10.947312	1,694	0.14	0.00	18.92
Year Ended 12/31/12	70	9.205651	646	1.83	0.00	16.76
Period Ended 12/31/11 (2)	17	7.884380	135	3.54	0.00	(15.93)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on June 30, 2011.

27

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2015

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)
International Equity
Year Ended 12/31/15	3497	$4.843231	$16,935	2.98%	0.00%	(2.21	) %
Year Ended 12/31/14	2845	4.952849	14,084	1.94	0.00	(8.80)
Year Ended 12/31/13	2430	5.431053	13,202	2.15	0.00	21.38
Year Ended 12/31/12	2182	4.474566	9,764	2.70	0.00	21.52
Year Ended 12/31/11	1854	3.682261	6,827	2.17	0.00	(10.10)
Emerging Markets Equity
Year Ended 12/31/15	717	$8.872116	$6,344	0.90%	0.00%	(12.24	) %
Year Ended 12/31/14	456	10.109813	4,611	0.66	0.00	(6.25)
Year Ended 12/31/13	251	10.783888	2,699	0.75	0.00	(5.15)
Year Ended 12/31/12	110	11.369632	1,257	0.15	0.00	18.83
Period Ended 12/31/11 (2)	37	9.567929	355	2.16	0.00	(18.36)
Money Market
Year Ended 12/31/15	201	$41.572750	$8,216	0.01%	0.00%	0.01%
Year Ended 12/31/14	142	41.568533	5,866	0.07	0.00	0.07
Year Ended 12/31/13	161	41.539003	6,690	0.09	0.00	0.10
Year Ended 12/31/12	119	41.497953	4,940	0.14	0.00	0.15
Year Ended 12/31/11	89	41.437528	3,715	0.12	0.00	0.14
Short-Term Bond
Year Ended 12/31/15	57	$12.275717	$703	0.79%	0.00%	0.72%
Year Ended 12/31/14	21	12.188479	256	0.77	0.00	0.38
Year Ended 12/31/13	13	12.142453	158	0.05	0.00	0.55
Year Ended 12/31/12	45	12.076410	544	1.79	0.00	2.07
Period Ended 12/31/11 (2)	15	11.832025	176	3.05	0.00	(0.42)
Select Bond
Year Ended 12/31/15	56	$212.549665	$11,845	1.54%	0.00%	0.53%
Year Ended 12/31/14	51	211.428447	10,700	2.08	0.00	5.56
Year Ended 12/31/13	41	200.286369	8,297	2.40	0.00	(2.16)
Year Ended 12/31/12	34	204.702189	7,041	2.64	0.00	4.96
Year Ended 12/31/11	26	195.021673	5,127	3.36	0.00	7.16
Long-Term U.S Government Bond
Year Ended 12/31/15	10	$18.898765	$202	2.38%	0.00%	(1.47	) %
Year Ended 12/31/14	9	19.181310	174	1.75	0.00	23.73
Year Ended 12/31/13	9	15.502339	139	0.03	0.00	(13.27)
Year Ended 12/31/12	19	17.875038	330	1.62	0.00	3.75
Period Ended 12/31/11 (2)	-	17.228764	7	5.68	0.00	25.15
Inflation Protection
Year Ended 12/31/15	96	$13.593038	$1,316	2.32%	0.00%	(2.20	) %
Year Ended 12/31/14	87	13.899486	1,226	0.56	0.00	3.14
Year Ended 12/31/13	47	13.476716	628	0.97	0.00	(8.33)
Year Ended 12/31/12	55	14.701699	815	2.04	0.00	7.35
Period Ended 12/31/11 (2)	24	13.694886	332	0.04	0.00	6.60
High Yield Bond
Year Ended 12/31/15	170	$43.377037	$7,376	4.80%	0.00%	(1.36	) %
Year Ended 12/31/14	134	43.976216	5,885	4.74	0.00	1.18
Year Ended 12/31/13	120	43.465300	5,206	5.72	0.00	5.84
Year Ended 12/31/12	77	41.068270	3,188	6.28	0.00	13.89
Year Ended 12/31/11	62	36.059875	2,226	6.99	0.00	4.59

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on June 30, 2011.

28

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2015

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)
Multi-Sector Bond
Year Ended 12/31/15	250	$15.597729	$3,876	5.61%	0.00%	(2.22	) %
Year Ended 12/31/14	187	15.951947	3,000	2.74	0.00	3.25
Year Ended 12/31/13	134	15.449941	2,079	3.35	0.00	(1.58)
Year Ended 12/31/12	107	15.698283	1,688	0.42	0.00	14.94
Period Ended 12/31/11 (2)	17	13.657358	238	11.64	0.00	1.71
Balanced
Year Ended 12/31/15	16	$181.609174	$3,115	2.00%	0.00%	(0.12	) %
Year Ended 12/31/14	15	181.830315	2,819	2.30	0.00	5.56
Year Ended 12/31/13	15	172.248875	2,744	3.49	0.00	12.08
Year Ended 12/31/12	13	153.677764	2,066	1.25	0.00	9.69
Year Ended 12/31/11	9	140.096515	1,413	2.94	0.00	2.11
Asset Allocation
Year Ended 12/31/15	24	$20.400265	$494	1.72%	0.00%	(0.43	) %
Year Ended 12/31/14	22	20.487411	470	2.40	0.00	5.15
Year Ended 12/31/13	20	19.484028	377	3.17	0.00	16.67
Year Ended 12/31/12	19	16.700324	323	0.22	0.00	11.02
Year Ended 12/31/11	23	15.042893	344	2.25	0.00	(0.08)
Fidelity VIP Mid Cap
Year Ended 12/31/15	246	$42.137819	$10,348	0.27%	0.00%	(1.63	) %
Year Ended 12/31/14	225	42.835362	9,641	0.02	0.00	6.03
Year Ended 12/31/13	187	40.398542	7,532	0.28	0.00	35.87
Year Ended 12/31/12	178	29.733518	5,287	0.42	0.00	14.56
Year Ended 12/31/11	115	25.953961	2,970	0.02	0.00	(10.85)
Fidelity VIP Contrafund
Year Ended 12/31/15	236	$16.824006	$3,957	0.97%	0.00%	0.42%
Year Ended 12/31/14	145	16.754369	2,432	0.90	0.00	11.65
Year Ended 12/31/13	93	15.005573	1,396	1.00	0.00	30.95
Year Ended 12/31/12	52	11.458810	597	1.61	0.00	16.14
Period Ended 12/31/11 (2)	8	9.866342	76	2.07	0.00	(7.43)
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/15	146	$16.199640	$2,376	0.64%	0.00%	(0.46	) %
Year Ended 12/31/14	97	16.275087	1,573	0.43	0.00	10.38
Year Ended 12/31/13	58	14.744385	857	0.98	0.00	37.60
Year Ended 12/31/12	18	10.715212	203	0.31	0.00	10.98
Period Ended 12/31/11 (2)	6	9.655117	56	1.00	0.00	(8.79)
Russell Multi-Style Equity
Year Ended 12/31/15	156	$18.271298	$2,862	0.81%	0.00%	1.11%
Year Ended 12/31/14	165	18.071559	2,989	1.14	0.00	11.70
Year Ended 12/31/13	157	16.178812	2,546	1.19	0.00	32.92
Year Ended 12/31/12	145	12.171877	1,773	1.11	0.00	15.69
Year Ended 12/31/11	153	10.521100	1,616	0.94	0.00	(1.55)
Russell Aggressive Equity
Year Ended 12/31/15	72	$25.191084	$1,827	0.67%	0.00%	(7.19	) %
Year Ended 12/31/14	70	27.141282	1,902	0.25	0.00	1.56
Year Ended 12/31/13	69	26.724835	1,850	0.43	0.00	40.00
Year Ended 12/31/12	61	19.088862	1,169	1.10	0.00	15.84
Year Ended 12/31/11	63	16.479338	1,047	0.49	0.00	(4.20)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on June 30, 2011.

29

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2015

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)
Russell Non-U.S.
Year Ended 12/31/15	234	$17.562157	$4,106	1.06%	0.00%	(1.31	) %
Year Ended 12/31/14	196	17.795979	3,482	1.91	0.00	(4.45)
Year Ended 12/31/13	169	18.624500	3,136	1.95	0.00	21.91
Year Ended 12/31/12	156	15.277391	2,370	1.77	0.00	19.81
Year Ended 12/31/11	150	12.750860	1,917	1.54	0.00	(12.88)
Russell Core Bond
Year Ended 12/31/15	195	$23.248775	$4,526	2.44%	0.00%	(0.14	) %
Year Ended 12/31/14	166	23.281628	3,851	1.47	0.00	5.45
Year Ended 12/31/13	113	22.077570	2,477	1.40	0.00	(1.45)
Year Ended 12/31/12	108	22.402721	2,416	2.29	0.00	8.38
Year Ended 12/31/11	94	20.671320	1,945	3.17	0.00	4.68
Russell Global Real Estate Securities
Year Ended 12/31/15	179	$44.771967	$8,027	1.65%	0.00%	0.25%
Year Ended 12/31/14	149	44.660949	6,654	3.39	0.00	14.75
Year Ended 12/31/13	123	38.920595	4,775	3.98	0.00	3.65
Year Ended 12/31/12	99	37.550773	3,703	5.21	0.00	27.56
Year Ended 12/31/11	83	29.438654	2,450	2.18	0.00	(7.05)
Russell LifePoints Moderate Strategy
Year Ended 12/31/15	10	$13.984420	$144	3.14%	0.00%	(1.71	) %
Year Ended 12/31/14	7	14.227181	103	2.98	0.00	4.85
Year Ended 12/31/13	8	13.568584	109	2.31	0.00	6.79
Year Ended 12/31/12	2	12.706153	30	2.98	0.00	11.07
Period Ended 12/31/11 (2)	2	11.440046	20	5.02	0.00	(3.67)
Russell LifePoints Balanced Strategy
Year Ended 12/31/15	48	$13.546956	$650	2.32%	0.00%	(2.30	) %
Year Ended 12/31/14	30	13.866173	420	2.93	0.00	4.61
Year Ended 12/31/13	32	13.255096	431	2.31	0.00	12.43
Year Ended 12/31/12	20	11.789785	232	2.75	0.00	12.96
Period Ended 12/31/11 (2)	4	10.437591	40	5.54	0.00	(6.53)
Russell LifePoints Growth Strategy
Year Ended 12/31/15	60	$12.631574	$751	1.94%	0.00%	(3.31	) %
Year Ended 12/31/14	48	13.064429	617	3.44	0.00	3.76
Year Ended 12/31/13	25	12.591524	310	2.56	0.00	16.56
Year Ended 12/31/12	8	10.802768	89	2.28	0.00	14.22
Period Ended 12/31/11 (2)	3	9.458077	32	4.23	0.00	(9.16)
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/15	25	$11.679451	$290	1.57%	0.00%	(3.87	) %
Year Ended 12/31/14	17	12.149681	214	3.73	0.00	3.48
Year Ended 12/31/13	10	11.740704	115	2.12	0.00	19.81
Year Ended 12/31/12	6	9.799317	55	2.10	0.00	15.68
Period Ended 12/31/11 (2)	1	8.471141	8	3.99	0.00	(10.88)
Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/15	624	$4.412123	$2,742	0.00%	0.00%	(25.03	) %
Year Ended 12/31/14	346	5.885213	2,040	0.00	0.00	(16.94)
Year Ended 12/31/13 (3)	187	7.085099	1,315	0.00	0.00	1.79

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on June 30, 2011.
(3)	Division commenced operations on November 15, 2013.

30

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Contract Owners of Northwestern Mutual Variable Life Account II

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Northwestern Mutual Variable Life Account II and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division and, Credit Suisse Trust Commodity Return Strategy Division, at December 31, 2015, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2015 by correspondence with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 25, 2016

31

PRSRT BPM US POSTAGE PAID NORTHWESTERN MUTUAL

PO BOX 3095 MILWAUKEE Wl 53201-3095

This booklet contains information about the Northwestern Mutual variable insurance products and the variable investment options identified on the front cover. The variable investment options correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the variable investment option prospectuses, which contain detailed information about variable investment option investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed on the inside of the front cover. You should read and carefully consider this information before you invest or send money. The variable investment option reports are prepared from the books and records of the options. Discussions of investment performance in the reports represent the views of the options’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA’s website at www.finra.org or by contacting the FINRA BrokerCheck Hotline at 800-289-9999.

Northwestern Mutual is the marketing name for The Northwestern Mutual Life Insurance Company (NM), Milwaukee, WI (life and disability insurance, annuities, and life insurance with long-term care benefits) and its subsidiaries. Northwestern Long Term Care Insurance Company, Milwaukee, WI (long-term care insurance) is a subsidiary of NM.

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS), Suite 600, 611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC

www.northwesternmutual.com

90-1899 (0786) (REV 0816)